UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Diversified Financials: 4.1%
92,002	Medallion Financial Corp. †	$744,296
54,718	Newtek Business Services Corp.	714,070
138,573	TPG Specialty Lending, Inc.	2,431,956
		3,890,322
Investment Companies: 94.1%
565,814	American Capital Ltd. *	9,318,957
740,687	Apollo Investment Corp.	4,266,357
1,029,867	Ares Capital Corp. †	15,592,186
340,366	BlackRock Kelso Capital Corp.	2,845,460
521,924	Fifth Street Finance Corp.	2,922,774
798,719	FS Investment Corp. †	7,587,830
109,091	Gladstone Capital Corp. †	871,637
129,913	Gladstone Investment Corp.	988,638
138,901	Goldman Sachs BDC, Inc.	2,789,132
221,070	Golub Capital BDC, Inc. †	4,209,173
330,933	Hercules Technology Growth Capital, Inc.	4,388,172
168,021	Main Street Capital Corp.	5,620,302
244,355	New Mountain Finance Corp.	3,264,583
124,693	PennantPark Floating Rate Capital Ltd. †	1,588,589
331,490	PennantPark Investment Corp.	2,443,081
1,099,073	Prospect Capital Corp. †	9,204,736
137,959	Solar Capital Ltd.	2,793,670
193,078	TCP Capital Corp.	3,069,940
147,398	THL Credit, Inc.	1,726,031
240,145	TICC Capital Corp.	1,354,418
156,630	Triangle Capital Corp. †	3,115,371
		89,961,037
Investment Management / Advisory Services: 1.9%
255,465	Medley Capital Corp. †	1,862,340
Total Common Stocks (Cost: $99,517,073)		95,713,699
MONEY MARKET FUND: 0.1% (Cost: $84,807)
84,807	Dreyfus Government Cash Management Fund	84,807
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $99,601,880)		95,798,506

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.1%
Repurchase Agreements: 20.1%
$4,568,646	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $4,568,779; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $4,647,022 including accrued interest)	4,568,646
4,568,646	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $4,568,798; (collateralized by cash in the amount of $8,244 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $4,646,510 including accrued interest)	4,568,646
4,568,646	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $4,568,772; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $4,648,770 including accrued interest)	4,568,646
961,637	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $961,665; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $978,054 including accrued interest)	961,637
4,568,646	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $4,568,783; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $4,645,233 including accrued interest)	4,568,646
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $19,236,221)		19,236,221
Total Investments: 120.3% (Cost: $118,838,101)		115,034,727
Liabilities in excess of other assets: (20.3)%		(19,445,498)
NET ASSETS: 100.0%		$95,589,229

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,782,508.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.9%	$95,713,699
Money Market Fund	0.1	84,807
	100.0%	$95,798,506

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$95,713,699	$—	$—	$95,713,699
Money Market Fund	84,807	—	—	84,807
Repurchase Agreements	—	19,236,221	—	19,236,221
Total	$95,798,506	$19,236,221	$—	$115,034,727

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 64.7%
Basic Materials: 1.6%
CNY	1,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/16 (p)	$157,908
Consumer, Non-cyclical: 5.2%
	2,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	308,224
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	186,099
			494,323
Diversified: 1.8%
	1,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/16 (p)	169,491
Energy: 7.3%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	275,829
	2,063,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	322,171
	757,000	Pingdingshan Tianan Coal Mining Co. Ltd. 5.07%, 04/17/23	102,630
			700,630
Financial: 25.5%
	12,532,000	China Development Bank Corp. 5.84%, 01/03/19	2,041,028
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	167,734
	1,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	241,926
			2,450,688
Industrial: 18.1%
	587,000	China Railway Corp. 4.63%, 08/25/21	94,515
	1,431,000	China Railway Group Ltd. 4.88%, 01/27/20	228,542
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	90,532
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	493,849
	2,000,000	5.70%, 04/23/19	322,946
	1,800,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	263,600
	1,567,500	XCMG Construction Machinery Co. Ltd. 4.89%, 10/26/17 (p)	241,888
			1,735,872
Utilities: 5.2%
	3,000,000	Datang International Power Generation Co. Ltd. 5.00%, 11/03/24	501,090
Total Corporate Bonds (Cost: $6,381,178)			6,210,002
GOVERNMENT OBLIGATIONS: 24.8%
		China Government Bond
	8,347,000	3.40%, 04/17/23	1,314,360
	6,541,000	4.26%, 07/31/21	1,070,383
Total Government Obligations (Cost: $2,419,114)			2,384,743
Total Investments: 89.5% (Cost: $8,800,292)			8,594,745
Other assets less liabilities: 10.5%			1,003,352
NET ASSETS: 100.0%			$9,598,097

CNY	Chinese Yuan
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.8%	$157,908
Consumer, Non-cyclical	5.8	494,323
Diversified	2.0	169,491
Energy	8.2	700,630
Financial	28.5	2,450,688
Government	27.7	2,384,743
Industrial	20.2	1,735,872
Utilities	5.8	501,090
	100.0%	$8,594,745

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,210,002	$—	$6,210,002
Government Obligations*	—	2,384,743	—	2,384,743
Total	$—	$8,594,745	$—	$8,594,745

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 16.6%
British Virgin Islands: 2.1%
$300,000	Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25 Reg S	$309,526
Indonesia: 1.6%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	231,891
Kazakhstan: 2.0%
275,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	301,125
Malaysia: 4.3%
	Petronas Capital Ltd.
175,000	4.50%, 03/18/45 Reg S	200,822
400,000	5.25%, 08/12/19 Reg S	441,107
		641,929
Mexico: 3.7%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	159,938
150,000	5.50%, 06/27/44	136,484
225,000	6.88%, 08/04/26 Reg S	253,125
		549,547
Netherlands: 1.6%
200,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	230,750
South Africa: 1.3%
200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	199,500
Total Corporate Bonds (Cost: $2,481,016)		2,464,268
GOVERNMENT OBLIGATIONS: 80.9%
Azerbaijan: 1.4%
200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/24 144A	203,034
Brazil: 4.6%
	Brazilian Government International Bonds
100,000	4.88%, 01/22/21	106,400
350,000	5.00%, 01/27/45	321,650
235,000	5.88%, 01/15/19	257,325
		685,375
Chile: 2.7%
	Corp. Nacional del Cobre de Chile
250,000	3.75%, 11/04/20 Reg S	271,212
125,000	4.88%, 11/04/44 Reg S	136,838
		408,050
China / Hong Kong: 2.8%
400,000	Export-Import Bank of China 2.50%, 07/31/19 Reg S	410,393
Colombia: 5.4%
	Colombia Government International Bonds
300,000	4.38%, 07/12/21	322,500
200,000	5.63%, 08/26/43 (c)	220,500
200,000	7.38%, 09/18/37	258,500
		801,500
Croatia: 3.0%
400,000	Croatia Government International Bond 6.38%, 03/24/21 144A	441,761
Hungary: 3.5%
	Hungary Government International Bonds
225,000	5.38%, 03/25/24	254,737
225,000	6.38%, 03/29/21	257,859
		512,596
Indonesia: 3.6%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 Reg S	105,803
300,000	7.75%, 01/17/38 Reg S	431,764
		537,567
Kazakhstan: 1.8%
225,000	Kazakhstan Government International Bond 6.50%, 07/21/45 144A	266,625
Lithuania: 2.4%
300,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	353,019
Mexico: 5.1%
	Mexican Government International Bonds
225,000	4.00%, 10/02/23	242,662
150,000	4.75%, 03/08/44	160,875
150,000	5.13%, 01/15/20	166,875
150,000	6.05%, 01/11/40	189,938
		760,350
Morocco: 1.5%
200,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	215,425
Panama: 4.9%
	Panamanian Government International Bonds
100,000	5.20%, 01/30/20	110,450
200,000	6.70%, 01/26/36	271,750
225,000	9.38%, 04/01/29 (p)	347,625
		729,825
Peru: 4.3%
	Peruvian Government International Bonds
175,000	5.63%, 11/18/50	222,250
100,000	7.35%, 07/21/25	136,750
175,000	8.75%, 11/21/33	278,687
		637,687
Philippines: 7.1%
	Philippine Government International Bonds
337,000	4.00%, 01/15/21	372,144
400,000	5.00%, 01/13/37	534,182
100,000	6.38%, 10/23/34	148,463
		1,054,789
Poland: 5.1%
	Poland Government International Bonds
225,000	4.00%, 01/22/24	249,095
225,000	5.00%, 03/23/22	258,128
225,000	6.38%, 07/15/19	256,613
		763,836
Romania: 2.8%
375,000	Romanian Government International Bond 4.88%, 01/22/24 Reg S	421,921
Russia: 4.2%
	Russian Federal Bonds
300,000	5.00%, 04/29/20 144A	320,399
75,000	5.63%, 04/04/42 144A	82,781
183,625	7.50%, 03/31/30 (s) 144A	224,742
		627,922
Serbia: 0.8%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	124,869
South Africa: 3.7%
	South Africa Government International Bonds
200,000	5.50%, 03/09/20	217,579
275,000	6.25%, 03/08/41	329,669
		547,248
Trinidad and Tobago: 0.7%
100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19 Reg S	109,375
Turkey: 5.8%
	Turkey Government International Bonds
200,000	6.25%, 09/26/22	220,089
400,000	6.63%, 02/17/45	464,100
150,000	7.38%, 02/05/25	178,616
		862,805
Uruguay: 3.7%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	282,556
270,000	5.10%, 06/18/50	274,050
		556,606
Total Government Obligations (Cost: $12,118,778)		12,032,578

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $193,582)
193,582	Dreyfus Government Cash Management Fund	193,582

Total Investments: 98.8% (Cost: $14,793,376)		14,690,428
Other assets less liabilities: 1.2%		172,649
NET ASSETS: 100.0%		$14,863,077

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,733,280, or 18.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	13.9%	$2,034,018
Government	81.9	12,032,578
Utilities	2.9	430,250
Money Market Fund	1.3	193,582
	100.0%	$14,690,428

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$2,464,268	$—	$2,464,268
Government Obligations*	—	12,032,578	—	12,032,578
Money Market Fund	193,582	—	—	193,582
Total	$193,582	$14,496,846	$—	$14,690,428

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period July 31, 2016.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 37.3%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$30,900
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	63,040
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	82,970
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	102,500
			185,470
Brazil: 2.5%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	151,312
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	109,466
EUR	100,000	Vale SA 4.38%, 03/24/18	117,555
			378,333
British Virgin Islands: 3.2%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	167,071
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	107,748
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	101,220
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	110,014
			486,053
Cayman Islands: 4.9%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	104,183
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	105,915
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	108,467
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	115,330
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	101,825
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	101,196
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	110,886
			747,802
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	114,209
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	117,766
			231,975
Colombia: 1.5%
	102,000	Bancolombia SA 5.13%, 09/11/22	105,825
	90,000	Ecopetrol SA 5.88%, 09/18/23	94,275
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	34,115
			234,215
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	41,400
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	65,390
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,465
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	72,144
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	56,912
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	109,300
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	109,500
Luxembourg: 2.1%
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	218,919
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	102,223
			321,142
Malaysia: 0.9%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	129,622
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	125,880
USD	25,000	5.00%, 03/30/20	27,889
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	114,200
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	101,941
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	159,937
EUR	50,000	5.50%, 02/24/25 Reg S	62,161
USD	64,000	6.63%, 06/15/38	66,080
			658,088
Netherlands: 3.5%
	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	109,470
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	111,200
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	147,680
	77,000	Petrobras International Finance Co. 6.75%, 01/27/41	63,525
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	102,495
			534,370
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	120,587
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	99,750
Turkey: 1.6%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	50,056
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	101,226
	100,000	Turkiye Vakiflar Bankasi TAO 6.00%, 11/01/22 144A	97,225
			248,507
United Arab Emirates: 1.5%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	115,500
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	118,075
			233,575
United Kingdom: 1.1%
	30,000	AngloGold Ashanti Holdings Plc 8.50%, 08/01/16 (c)	31,913
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	130,422
			162,335
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	102,750
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	113,007
			215,757
Venezuela: 0.8%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	48,802
	68,000	8.50%, 11/02/17 Reg S	53,108
	30,000	9.00%, 11/17/21 Reg S	14,881
			116,791
Total Corporate Bonds (Cost: $5,647,976)			5,684,423
GOVERNMENT OBLIGATIONS: 58.5%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	49,508
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	66,157
Brazil: 5.5%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	30,240
		Brazilian Government International Bonds
	88,000	4.88%, 01/22/21	93,632
	63,000	6.00%, 01/17/17	64,481
BRL	420,000	Letra do Tesouro Nacional 15.50%, 01/01/19 ^	98,558
		Notas do Tesouro Nacional, Series F
	196,000	10.00%, 01/01/17	59,865
	102,000	10.00%, 01/01/19	30,224
	855,000	10.00%, 01/01/21	249,016
	425,000	10.00%, 01/01/23	121,418
	300,000	10.00%, 01/01/25	84,562
			831,996
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 2.38%, 05/30/18 Reg S	116,524
Chile: 1.4%
		Chilean Government International Bonds
USD	50,000	3.88%, 08/05/20	54,750
CLP	9,000,000	5.50%, 08/05/20	14,624
USD	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	136,579
			205,953
China / Hong Kong: 0.9%
	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	141,496
Colombia: 2.2%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	145,856
COP	537,000,000	7.75%, 04/14/21	181,549
			327,405
Croatia: 0.7%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	109,753
Czech Republic: 0.7%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	47,931
CZK	1,100,000	5.70%, 05/25/24 Reg S	65,280
			113,211
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	23,797
Hungary: 2.1%
		Hungarian Government Bonds
HUF	20,300,000	6.00%, 11/24/23	90,505
USD	100,000	6.38%, 03/29/21	114,604
HUF	26,920,000	7.50%, 11/12/20	119,508
			324,617
Indonesia: 4.8%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	215,102
		Indonesian Treasury Bonds
IDR	960,000,000	8.37%, 03/15/24	79,740
	1,743,000,000	8.38%, 09/15/26	147,507
	1,479,000,000	10.50%, 08/15/30	143,039
	1,682,000,000	11.00%, 11/15/20	148,649
			734,037
Israel: 2.2%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	177,639
	385,000	5.00%, 01/31/20	116,901
	135,000	5.50%, 02/28/17	36,541
			331,081
Lebanon: 1.0%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	152,425
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	59,006
Malaysia: 3.0%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	205,340
	670,000	3.89%, 03/15/27	165,951
	351,000	5.73%, 07/30/19	92,634
			463,925
Mexico: 5.4%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	83,045
	73,000	5.63%, 01/15/17 †	74,515
	102,000	6.05%, 01/11/40	129,157
MXN	1,460,100	7.50%, 06/03/27	86,991
	5,294,900	8.00%, 06/11/20	306,980
	2,070,000	10.00%, 12/05/24	140,849
			821,537
Nigeria: 0.4%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	60,683
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	92,822
Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	27,178
USD	62,000	7.35%, 07/21/25	84,785
PEN	200,000	7.84%, 08/12/20	65,459
			177,422
Philippines: 1.2%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	189,634
Poland: 4.5%
		Poland Government International Bonds
PLN	200,000	1.50%, 04/25/20	50,462
	580,000	2.50%, 07/25/18	151,515
	150,000	3.25%, 07/25/25	39,885
	625,000	4.00%, 10/25/23	175,345
	450,000	5.75%, 04/25/29	147,304
USD	100,000	6.38%, 07/15/19	114,050
			678,561
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	111,250
Romania: 1.2%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	65,104
RON	450,000	5.90%, 07/26/17	118,925
			184,029
Russia: 3.0%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	52,609
	4,550,000	7.50%, 02/27/19	66,700
USD	28,250	7.50%, 03/31/30 (s) Reg S	34,576
RUB	10,080,000	8.15%, 02/03/27	151,153
USD	130,000	11.00%, 07/24/18 Reg S	152,755
			457,793
Serbia: 0.3%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	52,029
South Africa: 3.7%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20 †	84,856
ZAR	2,604,300	7.75%, 02/28/23	182,445
	1,331,400	8.25%, 09/15/17	96,786
	2,070,000	8.75%, 02/28/48	138,878
	790,000	10.50%, 12/21/26	64,195
			567,160
Thailand: 3.6%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	107,318
	8,863,000	3.63%, 06/16/23	282,809
	4,100,000	4.88%, 06/22/29	151,766
			541,893
Turkey: 4.5%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	106,107
TRY	488,600	7.10%, 03/08/23	144,448
USD	160,000	7.38%, 02/05/25	190,524
TRY	357,100	9.00%, 03/08/17	119,724
	370,000	10.50%, 01/15/20	128,999
			689,802
Ukraine: 0.0%
USD	20,000	Ukraine Government International Bonds 0.00%, 05/31/40 (a) 144A	6,800
United Arab Emirates: 0.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	112,050
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	84,816
Venezuela: 0.3%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	44,625
Total Government Obligations (Cost: $10,013,725)			8,923,797

Number of Shares
MONEY MARKET FUND: 1.7% (Cost: $256,365)
256,365	Dreyfus Government Cash Management Fund	256,365
Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $15,918,066)		14,864,585

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.2% (Cost: $184,371)
Repurchase Agreement: 1.2%
USD	184,371	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $184,377; (collateralized by cash in the amount of $333 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $187,513 including accrued interest)	184,371
Total Investments: 98.7% (Cost: $16,102,437)			15,048,956
Other assets less liabilities: 1.3%			202,504
NET ASSETS: 100.0%			$15,251,460

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Coupon is based upon predetermined growth targets for the Gross Domestic Product of Ukraine. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $178,096.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,788,695, or 11.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.4%	$498,876
Communications	5.1	757,328
Consumer, Non-cyclical	1.5	219,940
Diversified	1.5	226,216
Energy	11.7	1,732,894
Financial	9.9	1,470,913
Government	60.0	8,923,797
Industrial	0.7	102,750
Utilities	4.5	675,506
Money Market Fund	1.7	256,365
	100.0%	$14,864,585

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,684,423	$—	$5,684,423
Government Obligations*	—	8,923,797	—	8,923,797
Money Market Fund	256,365	—	—	256,365
Repurchase Agreement	—	184,371	—	184,371
Total	$256,365	$14,792,591	$—	$15,048,956

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 87.6%
Argentina: 3.7%
$600,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$628,368
450,000	Banco de Galicia y Buenos Aires SA 8.75%, 08/29/16 (c) 144A	465,750
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	552,500
600,000	Cablevision SA 6.50%, 06/15/19 (c) 144A	619,500
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	541,250
	Pan American Energy LLC
200,000	7.88%, 05/07/21 † Reg S	206,000
470,000	7.88%, 05/07/21 144A	484,100
600,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) 144A	604,500
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	343
	YPF SA
1,740,000	8.50%, 07/28/25 144A	1,840,050
3,485,000	8.75%, 04/04/24 144A	3,746,375
1,195,000	8.88%, 12/19/18 144A	1,299,562
		10,988,298
Austria: 0.5%
700,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	745,500
700,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	724,500
		1,470,000
Azerbaijan: 0.8%
700,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	692,006
1,450,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	1,595,725
		2,287,731
Bahrain: 0.2%
500,000	BBK BSC 3.50%, 03/24/20 Reg S	483,175
Bangladesh: 0.1%
400,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	428,160
Barbados: 0.7%
1,890,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	2,024,114
Bermuda: 3.5%
645,000	China Oil & Gas Group Ltd. 5.25%, 08/29/16 (c) 144A	659,513
	Digicel Group Ltd.
1,400,000	7.13%, 04/01/17 (c) 144A	1,161,580
1,735,000	8.25%, 09/30/16 (c) 144A	1,591,862
	Digicel Ltd.
1,900,000	6.00%, 08/29/16 (c) 144A	1,774,125
2,175,000	6.75%, 03/01/18 (c) 144A	2,027,100
450,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	456,864
550,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	453,750
	Inkia Energy Ltd.
300,000	8.38%, 08/29/16 (c) Reg S	315,000
350,000	8.38%, 08/29/16 (c) 144A	367,500
	Noble Group Ltd.
400,000	6.75%, 01/29/20 Reg S	341,000
1,250,000	6.75%, 01/29/20 144A	1,065,625
		10,213,919
Brazil: 4.7%
150,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	155,933
	Banco Bradesco SA
160,000	5.75%, 03/01/22 144A	168,800
1,070,000	5.90%, 01/16/21 144A	1,131,525
	Banco BTG Pactual SA
525,000	5.75%, 09/28/22 Reg S	464,625
75,000	5.75%, 09/28/22 144A	66,375
	Banco do Brasil SA
1,230,000	5.88%, 01/26/22 144A	1,240,762
1,195,000	8.50%, 10/20/20 (c) 144A	1,217,824
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	395,800
50,000	7.38%, 02/02/22 144A	49,475
1,510,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 † 144A	1,595,315
400,000	Banco Pan SA 8.50%, 04/23/20 144A	399,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	456,615
1,520,000	Caixa Economica Federal 4.25%, 05/13/19 † 144A	1,523,800
	Centrais Eletricas Brasileiras SA
520,000	5.75%, 10/27/21 † 144A	499,850
485,000	6.88%, 07/30/19 144A	499,696
	Itau Unibanco Holding SA
3,015,000	5.13%, 05/13/23 † 144A	3,038,035
350,000	5.75%, 01/22/21 144A	367,500
700,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	677,250
		13,948,680
British Virgin Islands: 3.5%
650,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	661,375
500,000	Central American Bottling Corp. 6.75%, 02/09/17 (c) 144A	514,860
1,340,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,360,100
1,500,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 † Reg S	1,574,760
850,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	802,188
800,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	884,526
400,000	Road King 2012 Ltd. 9.88%, 08/15/16 (c) † Reg S	416,420
450,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	471,209
500,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	524,375
1,350,000	Studio City Finance Ltd. 8.50%, 08/29/16 (c) † 144A	1,414,125
1,215,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	1,289,505
400,000	Yingde Gases Investment Ltd. 8.13%, 08/29/16 (c) Reg S	369,000
		10,282,443
Canada: 0.2%
	Pacific Exploration and Production Corp.
775,000	5.13%, 03/28/18 (c) (d) * 144A	131,750
1,905,000	5.38%, 01/26/17 (c) (d) * 144A	323,850
		455,600
Cayman Islands: 13.8%
900,000	Agile Group Holdings Ltd. 8.38%, 02/18/17 (c) † Reg S	961,901
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	524,375
1,020,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	979,347
700,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	701,785
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	845,429
500,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) 144A	532,500
850,000	Central China Real Estate Ltd. 6.50%, 06/04/17 (c) Reg S	876,024
300,000	China Hongqiao Group Ltd. 6.88%, 05/03/18 Reg S	310,894
400,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	317,566
815,000	CIFI Holdings Group Co. Ltd. 8.88%, 01/27/17 (c) Reg S	872,436
1,125,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,175,625
	Country Garden Holdings Co. Ltd.
1,815,000	7.50%, 01/10/18 (c) 144A	1,968,674
1,100,000	7.50%, 03/09/18 (c) † Reg S	1,192,201
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	412,676
2,590,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) † 144A	2,674,175
600,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	600,480
500,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) Reg S	556,264
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	420,000
1,605,000	Global A&T Electronics Ltd. 10.00%, 08/29/16 (c) 144A	1,207,762
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/17 (c) Reg S	149,500
	Greenland Hong Kong Holdings Ltd.
250,000	4.38%, 08/07/17 Reg S	253,195
200,000	4.75%, 10/18/16 Reg S	201,000
500,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) Reg S	534,660
1,650,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,596,870
639,624	Guanay Finance Ltd. 6.00%, 12/15/20 144A	649,218
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	752,813
1,455,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	1,555,036
940,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	1,018,347
850,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	898,238
775,000	Marfrig Overseas Ltd. 9.50%, 08/29/16 (c) 144A	802,125
1,490,000	MCE Finance Ltd. 5.00%, 08/29/16 (c) 144A	1,510,675
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	409,618
900,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	879,750
798,750	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) 144A	218,658
737,290	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	125,339
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 Reg S	476,726
810,000	Shelf Drilling Holdings Ltd. 8.63%, 08/29/16 (c) 144A	659,138
	Shimao Property Holdings Ltd.
1,655,000	6.63%, 01/14/17 (c) Reg S	1,735,747
1,600,000	8.38%, 02/10/19 (c) † Reg S	1,832,611
390,000	Sunac China Holdings Ltd. 9.38%, 08/05/16 (c) Reg S	410,085
400,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	421,640
225,000	TAM Capital 3, Inc. 8.38%, 08/29/16 (c) 144A	230,906
	Vale Overseas Ltd.
1,525,000	4.38%, 01/11/22	1,484,969
2,230,000	6.88%, 11/21/36	2,157,525
1,915,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	1,929,362
800,000	Yuzhou Properties Co. Ltd. 8.63%, 01/24/17 (c) Reg S	853,063
		40,876,928
Chile: 1.0%
1,410,000	AES Gener SA 8.38%, 06/18/19 (c) † 144A	1,519,275
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	719,063
800,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	819,000
		3,057,338
China / Hong Kong: 1.2%
	Bank of East Asia Ltd.
1,170,000	4.25%, 11/20/19 (c) Reg S	1,200,405
1,100,000	5.50%, 12/02/20 (c) † Reg S	1,111,190
445,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	506,863
300,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) † Reg S	314,462
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	561,000
		3,693,920
Colombia: 1.5%
850,000	Banco Davivienda SA 5.88%, 07/09/22 144A	887,400
1,218,000	Banco de Bogota SA 5.38%, 02/19/23 144A	1,248,450
565,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	562,886
	Colombia Telecomunicaciones SA ESP
830,000	5.38%, 09/27/17 (c) 144A	811,325
1,105,000	8.50%, 03/30/20 (c) 144A	1,035,937
		4,545,998
Croatia: 0.4%
	Agrokor D.D.
350,000	8.88%, 08/29/16 (c) Reg S	372,932
50,000	8.88%, 08/29/16 (c) 144A	53,276
800,000	Hrvatska Elektroprivreda 5.88%, 10/23/22 144A	859,149
		1,285,357
Dominican Republic: 0.5%
	Aeropuertos Dominicanos Siglo XXI SA
650,000	9.75%, 08/29/16 (c) Reg S	691,438
275,000	9.75%, 08/29/16 (c) 144A	292,531
550,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	566,671
		1,550,640
Georgia: 0.3%
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	802,800

Hungary: 0.4%
1,045,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,164,485
India: 1.4%
400,000	Bank of India 3.13%, 05/06/20 Reg S	399,372
645,000	Indian Overseas Bank 4.63%, 02/21/18 Reg S	660,572
820,000	JSW Steel Ltd. 4.75%, 11/12/19 † Reg S	792,596
400,000	Reliance Communications Ltd. 6.50%, 11/06/20 † Reg S	413,000
1,000,000	Syndicate Bank 4.13%, 04/12/18 Reg S	1,017,864
850,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	888,250
		4,171,654
Indonesia: 1.3%
	Gajah Tunggal Tbk PT
600,000	7.75%, 08/29/16 (c) Reg S	510,000
90,000	7.75%, 08/29/16 (c) 144A	76,500
	Perusahaan Listrik Negara PT
1,550,000	5.25%, 10/24/42 144A	1,568,243
1,650,000	5.50%, 11/22/21 Reg S	1,824,801
		3,979,544
Ireland: 4.1%
400,000	AK Transneft OJSC 8.70%, 08/07/18 144A	447,775
	Alfa Bank OJSC
900,000	7.75%, 04/28/21 144A	1,027,359
545,000	7.88%, 09/25/17 Reg S	579,520
300,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	152,250
250,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	261,456
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	304,426
400,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	411,402
975,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	1,037,107
500,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	525,212
650,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	672,750
500,000	Nomos Bank 7.25%, 04/25/18 144A	524,806
700,000	Novatek OAO 4.42%, 12/13/22 144A	693,000
300,000	Phosagro OAO 4.20%, 02/13/18 144A	306,375
925,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	903,309
600,000	Russian Railways 5.70%, 04/05/22 Reg S	642,854
525,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	531,563
300,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	331,228
2,595,000	Vnesheconombank 6.90%, 07/09/20 144A	2,787,160
		12,139,552
Israel: 0.4%
1,135,000	B Communications Ltd. 7.38%, 02/15/17 (c) † 144A	1,228,637
Kazakhstan: 3.5%
700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	753,900
500,000	Kazkommertsbank JSC 7.50%, 11/29/16 144A	497,500
	KazMunayGas National Co. JSC
600,000	4.40%, 04/30/23 144A	591,000
1,000,000	5.75%, 04/30/43 144A	984,350
1,600,000	6.38%, 04/09/21 144A	1,736,000
2,000,000	7.00%, 05/05/20 144A	2,190,000
1,700,000	9.13%, 07/02/18 144A	1,877,140
850,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	854,165
850,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	750,125
		10,234,180
Luxembourg: 7.5%
500,000	ALROSA Finance SA 7.75%, 11/03/20 144A	568,190
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	380,000
1,560,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	1,556,100
700,000	CSN Resources SA 6.50%, 07/21/20 144A	416,290
1,170,000	Evraz Group SA 6.75%, 04/27/18 144A	1,219,725
1,420,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,496,325
	Gazprom OAO
1,600,000	4.95%, 07/19/22 144A	1,628,000
700,000	9.25%, 04/23/19 (p) 144A	805,349
	Gazprom PAO
200,000	6.21%, 11/22/16 144A	202,982
770,000	7.29%, 08/16/37 144A	866,250
	MHP SA
200,000	8.25%, 04/02/20 Reg S	190,000
875,000	8.25%, 04/02/20 144A	831,250
380,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	402,800
850,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	935,518
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) Reg S	329,000
590,000	8.38%, 09/20/17 (c) † 144A	277,300
1,405,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	1,458,671
300,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	138,000
	Rosneft Finance SA
200,000	7.25%, 02/02/20 144A	221,760
545,000	7.88%, 03/13/18 144A	587,919
1,380,000	Russian Agricultural Bank OJSC 5.10%, 07/25/18 144A	1,419,082
	Sberbank of Russia
800,000	4.95%, 02/07/17 144A	812,264
1,000,000	5.13%, 10/29/22 144A	1,015,650
750,000	6.13%, 02/07/22 144A	819,300
	Severstal OAO
600,000	5.90%, 10/17/22 144A	647,433
200,000	6.70%, 10/25/17 144A	210,354
250,000	Sistema JSFC 6.95%, 05/17/19 144A	267,500
500,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	487,500
	VTB Bank OJSC
580,000	6.00%, 04/12/17 144A	595,264
730,000	6.88%, 05/29/18 (p) 144A	779,147
470,000	VTB Bank SA 6.95%, 10/17/22 144A	488,683
		22,053,606
Marshall Islands: 0.2%
690,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	476,100
Mexico: 5.1%
1,420,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	1,578,330
	Cemex SAB de CV
1,400,000	5.70%, 01/11/20 (c) 144A	1,406,580
970,000	5.88%, 08/15/16 (c) † 144A	998,993
1,070,000	6.50%, 12/10/17 (c) † 144A	1,152,925
1,160,000	7.25%, 01/15/18 (c) 144A	1,264,284
621,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	692,726
900,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	885,195
760,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	793,996
820,000	Grupo Elektra SAB de CV 7.25%, 08/29/16 (c) † Reg S	832,300
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	513,750
400,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	421,240
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	569,250
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	497,500
600,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	633,000
795,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	798,975
850,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	886,125
720,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	480,600
600,000	Unifin Financiera SAPI de CV 6.25%, 07/22/17 (c) 144A	606,000
		15,011,769
Mongolia: 0.2%
600,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	624,168
Morocco: 0.2%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	528,695
Netherlands: 6.2%
605,000	Access Finance BV 7.25%, 07/25/17 144A	605,000
870,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	391,500
550,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	453,750
500,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	488,935
1,100,000	EA Partners I BV 6.88%, 09/28/20 Reg S	1,134,056
	FBN Finance Co. BV
675,000	8.00%, 07/23/19 (c) 144A	481,417
400,000	8.25%, 08/07/18 (c) 144A	324,000
830,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	897,516
500,000	GTB Finance BV 6.00%, 11/08/18 144A	498,750
955,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	623,696
	Kazakhstan Temir Zholy Finance BV
1,000,000	6.38%, 10/06/20 144A	1,061,250
1,600,000	6.95%, 07/10/42 144A	1,688,000
865,000	Listrindo Capital BV 6.95%, 08/29/16 (c) Reg S	898,735
	Majapahit Holding BV
1,660,000	7.75%, 01/20/20 † 144A	1,915,225
1,395,000	8.00%, 08/07/19 144A	1,605,561
	Petrobras Global Finance BV
1,450,000	4.38%, 05/20/23	1,247,000
1,050,000	6.25%, 03/17/24	987,000
1,475,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,403,094
1,500,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	1,548,750
		18,253,235
Nigeria: 0.3%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	395,000
650,000	Zenith Bank Plc 6.25%, 04/22/19 144A	632,125
		1,027,125
Panama: 0.5%
400,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	373,000
500,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	518,750
650,000	Avianca Holdings SA 8.38%, 05/10/17 (c) 144A	580,125
		1,471,875
Paraguay: 0.3%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	480,375
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	416,000
		896,375
Peru: 1.5%
600,000	Banco Internacional del Peru SAA Interbank 6.63%, 03/19/24 (c) 144A	655,500
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	511,250
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	597,346
700,000	Minsur SA 6.25%, 02/07/24 144A	723,450
1,000,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	1,045,000
880,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	836,000
		4,368,546
Philippines: 0.4%
600,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 † Reg S	620,481
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	532,518
		1,152,999
Russia: 0.1%
	Ukrlandfarming Plc
234,421	10.88%, 03/26/18 (d) * 144A	71,545
416,750	10.88%, 03/26/18 (d) * Reg S	127,192
		198,737
Singapore: 1.7%
2,090,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	2,100,450
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (e) * Reg S	3,885
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) † Reg S	524,766
	STATS ChipPAC Ltd.
118,000	4.50%, 08/29/16 (c) 144A	116,230
600,000	8.50%, 11/24/18 (c) 144A	639,000
1,030,000	TBG Global Pte Ltd. 4.63%, 04/03/17 (c) 144A	1,053,175
600,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	617,488
		5,054,994
South Africa: 1.9%
	Eskom Holdings SOC Ltd.
1,780,000	5.75%, 01/26/21 † 144A	1,775,550
1,980,000	6.75%, 08/06/23 144A	2,027,065
1,740,000	7.13%, 02/11/25 144A	1,783,500
		5,586,115
South Korea: 0.8%
	Woori Bank Co. Ltd.
1,500,000	4.75%, 04/30/24 144A	1,589,374
700,000	5.00%, 06/10/20 (c) 144A	727,364
		2,316,738
Sri Lanka: 0.7%
900,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	911,250
1,200,000	National Savings Bank 8.88%, 09/18/18 144A	1,302,120
		2,213,370
Thailand: 0.4%
1,080,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	1,134,986
Turkey: 3.1%
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	502,186
800,000	Arcelik AS 5.00%, 04/03/23 144A	782,371
1,100,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	1,105,498
2,030,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 † 144A	2,003,001
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	397,252
400,000	4.25%, 05/09/20 144A	397,252
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 Reg S	972,250
1,085,000	6.00%, 11/01/22 144A	1,054,891
2,130,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	2,055,184
		9,269,885
United Kingdom: 3.7%
	AngloGold Ashanti Holdings Plc
1,275,000	5.13%, 08/01/22 †	1,317,994
600,000	5.38%, 04/15/20 †	630,000
680,000	6.50%, 04/15/40	693,600
1,060,000	DTEK Finance Plc 7.88%, 04/04/18 (f) 144A	715,500
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 † Reg S	817,000
900,000	Oschadbank 9.38%, 03/10/23 (s) 144A	891,000
250,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	261,365
700,000	Ukraine Railways 9.50%, 05/21/18 144A	623,140
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 † Reg S	1,199,250
1,100,000	6.00%, 01/31/19 † 144A	1,014,750
2,410,000	8.25%, 06/07/21 † 144A	2,241,300
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) † Reg S	408,531
		10,813,430
United States: 2.0%
	Cemex Finance LLC
1,255,000	6.00%, 04/01/19 (c) † 144A	1,289,512
2,310,000	9.38%, 10/12/17 (c) 144A	2,561,212
	JBS USA LLC
670,000	5.75%, 06/15/20 (c) † 144A	656,600
810,000	7.25%, 08/29/16 (c) 144A	840,375
530,816	Rio Oil Finance Trust 9.25%, 07/06/24 144A	459,156
510,000	Rolta Americas LLC 8.88%, 07/24/17 (c) 144A	61,200
		5,868,055
Venezuela: 3.1%
830,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	402,550
	Petroleos de Venezuela SA
1,315,000	5.38%, 04/12/27 Reg S	483,604
1,480,000	5.50%, 04/12/37 Reg S	529,100
3,120,000	6.00%, 05/16/24 144A	1,154,400
3,210,000	6.00%, 11/15/26 144A	1,179,675
2,536,667	8.50%, 11/02/17 144A	1,981,137
2,695,000	9.00%, 11/17/21 Reg S	1,336,774
800,000	9.75%, 05/17/35 Reg S	355,000
1,860,000	9.75%, 05/17/35 144A	825,375
1,595,000	12.75%, 02/17/22 144A	876,453
		9,124,068
Total Corporate Bonds (Cost: $262,419,594)		258,758,024
GOVERNMENT OBLIGATIONS: 9.7%
Argentina: 4.3%
	City of Buenos Aires
500,000	7.50%, 06/01/27 144A	521,250
1,305,000	8.95%, 02/19/21 144A	1,464,862
600,000	Province of Mendoza 8.38%, 05/19/24 144A	622,500
	Provincia de Buenos Aires
2,750,000	9.13%, 03/16/24 144A	3,038,750
930,000	9.38%, 09/14/18 144A	1,016,025
955,000	9.95%, 06/09/21 144A	1,071,987
980,000	10.88%, 01/26/21 144A	1,119,650
1,115,000	10.88%, 01/26/21 Reg S	1,273,887
800,000	Provincia de Chubut 7.75%, 07/26/26 144A	804,000
	Provincia de Cordoba
800,000	7.13%, 06/10/21 144A	808,000
170,000	12.38%, 08/17/17 Reg S	182,538
400,000	12.38%, 08/17/17 144A	429,500
450,000	Provincia de Neuquen 8.63%, 05/12/28 144A	484,875
		12,837,824
Azerbaijan: 0.9%
2,710,000	State Oil Co. of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	2,561,389
Costa Rica: 1.5%
700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	726,250
2,295,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	2,383,931
1,200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,272,000
		4,382,181
Hungary: 0.5%
	Magyar Export-Import Bank Zrt
770,000	4.00%, 01/30/20 144A	795,603
620,000	5.50%, 02/12/18 Reg S	652,144
		1,447,747
Kazakhstan: 0.4%
1,400,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	1,298,500
Trinidad and Tobago: 0.7%
	Petroleum Co. of Trinidad & Tobago Ltd.
1,072,500	6.00%, 05/08/22 144A	1,056,412
500,000	9.75%, 08/14/19 Reg S	546,875
505,000	9.75%, 08/14/19 144A	552,344
		2,155,631
Turkey: 0.8%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	155,894
2,040,000	5.88%, 04/24/19 144A	2,120,154
		2,276,048
Ukraine: 0.6%
1,840,000	Ukreximbank 9.75%, 01/22/25 144A	1,798,600
Total Government Obligations (Cost: $27,788,726)		28,757,920

Number of Shares
MONEY MARKET FUND: 1.6% (Cost: $4,644,442)
4,644,442	Dreyfus Government Cash Management Fund	4,644,442
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $294,852,762)		292,160,386

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.7%
Repurchase Agreements: 8.7%
$6,087,281	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $6,087,459; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $6,191,710 including accrued interest)	6,087,281
1,070,162	Repurchase agreement dated 7/29/16 with Credit Agricole CIB, 0.35%, due 8/1/16, proceeds $1,070,193; (collateralized by various U.S. government and agency obligations, 2.50% to 4.00%, due 1/1/30 to 12/1/45, valued at $1,088,633 including accrued interest)	1,070,162
6,087,281	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $6,087,484; (collateralized by cash in the amount of $10,985 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $6,191,027 including accrued interest)	6,087,281
6,087,281	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $6,087,448; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $6,194,039 including accrued interest)	6,087,281
205,552	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $205,558; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $209,061 including accrued interest)	205,552
6,087,281	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $6,087,464; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $6,189,326 including accrued interest)	6,087,281
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $25,624,838)		25,624,838
Total Investments: 107.6% (Cost: $320,477,600)		317,785,224
Liabilities in excess of other assets: (7.6)%		(22,482,446)
NET ASSETS: 100.0%		$295,302,778

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(f)	On the last coupon payment date only partial interest was paid
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,779,369.
§	Illiquid Security — the aggregate value of illiquid securities is $317,566 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $210,429,552, or 71.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	8.3%	$24,260,302
Communications	6.7	19,579,352
Consumer, Cyclical	5.0	14,760,025
Consumer, Non-cyclical	3.5	10,191,240
Diversified	1.4	3,988,586
Energy	16.1	46,990,703
Financial	33.3	97,287,057
Government	9.8	28,757,920
Industrial	7.1	20,775,326
Technology	0.3	816,430
Utilities	6.9	20,109,003
Money Market Fund	1.6	4,644,442
	100.0%	$292,160,386

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$258,758,024	$—	$258,758,024
Government Obligations*	—	28,757,920	—	28,757,920
Money Market Fund	4,644,442	—	—	4,644,442
Repurchase Agreements	—	25,624,838	—	25,624,838
Total	$4,644,442	$313,140,782	$—	$317,785,224

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended July 31, 2016:

Government Obligations
Ukraine
Balance as of April 30, 2016	$83,123
Realized gain (loss)	(4,260)
Net change in unrealized appreciation (depreciation)	9,043
Purchases	—
Sales	(87,906)
Transfers in and/or out of level 3	—
Balance as of July 31, 2016	$—

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 95.6%
Bermuda: 1.7%
	Weatherford International Ltd.
$2,164,000	4.50%, 01/15/22 (c) †	$1,796,120
708,000	5.13%, 09/15/20	669,060
2,300,000	6.75%, 09/15/40	1,667,500
593,000	9.63%, 03/01/19 †	658,230
		4,790,910
Canada: 5.8%
	Bombardier, Inc.
360,000	6.00%, 04/15/17 (c) † Reg S	319,500
70,000	7.45%, 05/01/34 144A	58,275
	Cenovus Energy, Inc.
275,000	4.45%, 03/15/42 (c)	225,451
2,507,000	5.70%, 10/15/19	2,664,304
3,737,000	6.75%, 11/15/39	4,022,335
	Kinross Gold Corp.
1,272,000	5.13%, 06/01/21 (c)	1,310,160
602,000	6.88%, 03/01/41 (c)	584,693
	Teck Resources Ltd.
700,000	3.00%, 03/01/19 †	673,785
1,405,000	3.75%, 11/01/22 (c)	1,155,612
1,386,000	4.75%, 10/15/21 (c) †	1,242,202
4,629,000	6.25%, 01/15/41 (c)	3,564,330
		15,820,647
Cayman Islands: 4.2%
	Noble Holding International Ltd.
2,943,000	4.63%, 03/01/21	2,451,519
439,000	4.90%, 08/01/20 †	379,461
2,075,000	5.25%, 03/15/42	1,168,432
336,000	6.05%, 03/01/41	207,270
	Transocean, Inc.
200,000	3.75%, 10/15/17 (s)	197,000
1,756,000	5.05%, 07/15/22 (c) (s) †	1,264,320
2,630,000	6.00%, 03/15/18	2,577,400
412,000	6.50%, 11/15/20	370,800
1,993,000	6.80%, 03/15/38	1,185,835
2,125,000	8.13%, 12/15/21	1,785,000
		11,587,037
Finland: 1.4%
	Nokia OYJ
1,529,000	5.38%, 05/15/19	1,658,965
600,000	6.63%, 05/15/39	649,500
495,000	Stora Enso OYJ 7.25%, 04/15/36 144A	537,075
	UPM-Kymmene OYJ
375,000	5.50%, 01/30/18 144A	397,500
520,000	7.45%, 11/26/27 144A	608,400
		3,851,440
France: 0.9%
530,000	BPCE SA 12.50%, 09/30/19 (c) 144A	666,252
1,420,000	Credit Agricole SA 8.38%, 10/13/19 (c) 144A	1,609,314
240,000	Natixis SA 10.00%, 04/30/18 (c) 144A	270,000
		2,545,566
Ireland: 0.2%
431,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	508,580
Italy: 1.0%
2,830,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	2,702,175
Japan: 1.4%
3,580,000	SoftBank Corp. 4.50%, 04/15/20 144A	3,723,200
Liberia: 0.3%
	Royal Caribbean Cruises
190,000	7.25%, 03/15/18	205,200
463,000	7.50%, 10/15/27	541,710
		746,910
Luxembourg: 7.8%
	ArcelorMittal
1,220,000	6.13%, 06/01/18	1,290,150
1,160,000	6.25%, 08/05/20 (s)	1,218,000
2,380,000	6.50%, 03/01/21 (s) †	2,522,800
1,387,000	7.25%, 02/25/22 (s) †	1,525,700
1,845,000	7.75%, 03/01/41 (s)	1,909,575
1,917,000	8.00%, 10/15/39 (s)	2,041,605
1,520,000	10.85%, 06/01/19 (s)	1,793,600
	Telecom Italia Capital
1,855,000	6.00%, 09/30/34	1,827,175
2,165,000	6.38%, 11/15/33	2,213,712
1,923,000	7.00%, 06/04/18	2,100,877
1,890,000	7.72%, 06/04/38	2,032,733
1,030,000	UniCredit Luxembourg Finance SA 6.00%, 10/31/17 † 144A	1,053,994
		21,529,921
Netherlands: 0.8%
2,242,000	Royal Bank of Scotland NV 4.65%, 06/04/18	2,316,378
Norway: 0.1%
210,000	Eksportfinans ASA 5.50%, 06/26/17	216,854
Switzerland: 0.0%
90,000	Credit Suisse 5.86%, 05/15/17 (c)	92,099
United Kingdom: 7.6%
	Anglo American Capital Plc
1,995,000	2.63%, 09/27/17 144A	2,001,883
595,000	3.63%, 05/14/20 † 144A	580,125
2,845,000	4.13%, 04/15/21 144A	2,780,987
1,350,000	4.88%, 05/14/25 † 144A	1,326,375
1,249,000	Barclays Bank Plc 6.28%, 12/15/34 (c)	1,309,676
	Ensco Plc
385,000	4.50%, 07/01/24 (c)	265,169
1,095,000	4.70%, 03/15/21 †	932,119
1,811,000	5.20%, 12/15/24 (c)	1,233,744
1,615,000	5.75%, 04/01/44 (c)	946,794
	Lloyds Banking Group Plc
505,000	6.41%, 10/01/35 (c) 144A	550,450
625,000	6.66%, 05/21/37 (c) 144A	687,500
	Royal Bank of Scotland Group Plc
692,000	4.70%, 07/03/18	710,711
95,000	6.99%, 10/05/17 (c) 144A	105,355
440,000	7.64%, 09/30/17 (c)	422,400
1,985,000	7.65%, 09/30/31 (c)	2,337,337
1,060,000	Standard Chartered Plc 7.01%, 07/30/37 (c) † 144A	1,134,200
	Tesco Plc
1,075,000	5.50%, 11/15/17 144A	1,122,143
1,765,000	6.15%, 11/15/37 144A	1,729,735
640,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	682,400
		20,859,103
United States: 62.4%
125,000	Abbey National Capital Trust I 8.96%, 06/30/30 (c)	166,094
	ADT Corp.
1,200,000	3.50%, 07/15/22	1,132,500
948,000	4.13%, 06/15/23 †	913,635
400,000	4.88%, 07/15/32 144A	335,000
345,000	Aecom Global II / URS Fox US LP 5.00%, 01/01/22 (c)	335,081
	Alcatel-Lucent USA, Inc.
1,905,000	6.45%, 03/15/29	2,033,587
485,000	6.50%, 01/15/28	511,675
	Alcoa, Inc.
2,360,000	5.40%, 01/15/21 (c) †	2,521,424
1,225,000	5.72%, 02/23/19	1,313,812
1,538,000	5.90%, 02/01/27	1,654,883
1,157,000	5.95%, 02/01/37	1,177,247
1,400,000	6.15%, 08/15/20	1,543,052
1,426,000	6.75%, 07/15/18	1,552,557
	Allegheny Technologies, Inc.
1,455,000	5.95%, 10/15/20 (c)	1,287,675
750,000	7.88%, 05/15/23 (c) (s)	708,750
722,000	Ally Financial, Inc. 8.00%, 11/01/31	882,645
	Avon Products, Inc.
2,192,000	6.35%, 03/15/20 (s) †	1,965,501
960,000	6.75%, 03/15/23 (s)	752,400
638,000	BAC Capital Trust XI 6.63%, 05/23/36	767,786
	Belo Corp.
336,000	7.25%, 09/15/27	350,280
269,000	7.75%, 06/01/27	287,830
425,000	BMC Software, Inc. 7.25%, 06/01/18	405,875
165,000	Broadcom Corp. 2.70%, 11/01/18	164,164
257,000	Brunswick Corp. 7.13%, 08/01/27	278,845
	Carpenter Technology Corp.
461,000	4.45%, 12/01/22 (c)	455,119
325,000	5.20%, 04/15/21 (c)	332,272
	CenturyLink, Inc.
370,000	6.00%, 04/01/17	380,175
1,843,000	6.88%, 01/15/28	1,686,345
1,355,000	7.60%, 09/15/39	1,219,500
310,000	Choice Hotels International, Inc. 5.70%, 08/28/20	340,613
112,000	Cincinnati Bell 6.30%, 12/01/28	105,840
264,000	Citigroup Capital III 7.63%, 12/01/36	342,471
405,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	243,000
	Cliffs Natural Resources, Inc.
1,431,000	4.88%, 01/01/21 (c)	1,108,138
180,000	5.95%, 01/15/18	180,900
230,000	6.25%, 10/01/40	150,650
203,000	7.75%, 03/31/17 (c) 144A	185,238
594,000	Commercial Metals Co. 7.35%, 08/15/18	642,601
275,000	ConAgra Foods, Inc. 9.75%, 03/01/21	353,066
	Continental Resources, Inc.
1,439,000	3.80%, 03/01/24 (c) †	1,237,540
1,048,000	4.90%, 12/01/43 (c)	841,020
425,000	Cooper Tire & Rubber Co. 7.63%, 03/15/27	467,500
625,000	Countrywide Capital III 8.05%, 06/15/27	803,525
490,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	547,575
	DCP Midstream LLC
2,410,000	4.75%, 09/30/21 144A	2,319,625
1,540,000	5.35%, 03/15/20 144A	1,555,400
	DCP Midstream Operating LP
465,000	2.50%, 11/01/17 (c)	461,234
234,000	2.70%, 03/01/19 (c)	226,688
2,241,000	3.88%, 12/15/22 (c)	2,123,347
135,000	5.60%, 10/01/43 (c)	123,525
200,000	Dean Holding Co. 6.90%, 10/15/17	210,000
	Dell, Inc.
1,463,000	4.63%, 04/01/21 †	1,506,890
1,056,000	5.88%, 06/15/19 †	1,134,809
1,155,000	6.50%, 04/15/38	1,036,613
1,360,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	1,606,772
	Edgewell Personal Care
171,000	4.70%, 05/19/21	182,084
1,385,000	4.70%, 05/24/22	1,456,854
2,214,000	Embarq Corp. 8.00%, 06/01/36	2,306,711
724,000	Energen Corp. 4.63%, 06/01/21 (c)	690,515
	EnLink Midstream Partners LP
390,000	2.70%, 03/01/19 (c)	382,302
2,450,000	4.15%, 03/01/25 (c)	2,303,230
746,000	5.05%, 10/01/44 (c)	624,601
180,000	Fifth Street Finance Corp. 4.88%, 03/01/19	178,025
420,000	First Niagara Financial Group, Inc. 7.25%, 12/15/21	507,278
	FirstEnergy Corp.
841,000	2.75%, 02/15/18 (c)	851,684
1,465,000	4.25%, 12/15/22 (c)	1,558,593
2,111,000	7.38%, 11/15/31	2,731,590
	Freeport-McMoRan, Inc.
2,595,000	2.38%, 03/15/18	2,575,537
2,630,000	3.10%, 03/15/20 †	2,451,660
3,618,000	3.55%, 12/01/21 (c) †	3,111,480
4,065,000	3.88%, 12/15/22 (c) †	3,516,428
4,610,000	5.45%, 09/15/42 (c)	3,561,225
2,764,000	Frontier Communications Corp. 9.00%, 08/15/31	2,605,070
485,000	GenOn Americas Generation, LLC 9.13%, 05/01/31 †	397,700
	Genworth Holdings, Inc.
1,852,000	4.80%, 02/15/24 †	1,393,630
757,000	6.52%, 05/22/18	761,731
1,529,000	7.63%, 09/24/21	1,292,036
640,000	7.70%, 06/15/20	577,600
2,009,000	Goldman Sachs Capital I 6.35%, 02/15/34	2,436,505
205,000	Goodyear Tire & Rubber Co. 7.00%, 03/15/28	228,575
555,000	Graham Holdings Co. 7.25%, 02/01/19	604,673
630,000	Harsco Corp. 5.75%, 05/15/18	627,638
	HCA, Inc.
587,000	7.50%, 11/15/95	601,382
590,000	7.69%, 06/15/25	657,850
510,000	8.36%, 04/15/24 (p)	583,950
295,000	IFM (US) Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	329,518
220,000	iHeartCommunications, Inc. 6.88%, 06/15/18	170,500
	Illinois Power Generating
445,000	7.00%, 04/15/18	178,000
660,000	7.95%, 06/01/32	264,000
	International Game Technology
215,000	5.50%, 06/15/20	224,675
718,000	7.50%, 06/15/19	809,904
	JC Penney Corp., Inc.
443,000	5.75%, 02/15/18	455,404
295,000	6.38%, 10/15/36	233,050
1,420,000	7.40%, 04/01/37 (p)	1,171,500
	Joy Global, Inc.
695,000	5.13%, 10/15/21	752,685
230,000	6.63%, 11/15/36	268,646
925,000	L Brands, Inc. 6.95%, 03/01/33	938,875
245,000	Land O’Lakes, Inc. 6.00%, 08/15/22 (c) 144A	260,925
525,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	536,156
	Leidos, Inc.
285,000	5.50%, 07/01/33	238,209
720,000	7.13%, 07/01/32	725,544
1,411,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	1,473,674
	Masco Corp.
390,000	3.50%, 03/01/21 (c)	407,074
435,000	6.50%, 08/15/32	477,413
60,000	6.63%, 04/15/18	64,800
200,000	7.75%, 08/01/29	242,500
	McClatchy Co.
75,000	5.75%, 09/01/17	72,375
200,000	6.88%, 03/15/29	141,000
	MDC Holdings, Inc.
364,000	5.50%, 10/15/23 (c)	375,830
392,000	5.63%, 02/01/20	423,360
546,000	6.00%, 10/15/42 (c)	494,130
	Meccanica Holdings USA, Inc.
785,000	6.25%, 07/15/19 144A	867,425
760,000	6.25%, 01/15/40 144A	735,300
190,000	7.38%, 07/15/39 144A	203,775
	Murphy Oil Corp.
2,862,000	4.00%, 03/01/22 (c) †	2,491,065
532,000	6.13%, 06/01/42 (c)	470,543
	Nabors Industries, Inc.
1,169,000	4.63%, 09/15/21 †	1,038,243
718,000	5.00%, 09/15/20	676,217
640,000	5.10%, 06/15/23 (c)	576,335
1,851,000	6.15%, 02/15/18	1,881,941
149,000	Neiman Marcus Group LLC 7.13%, 06/01/28	141,550
	New Albertsons, Inc.
922,000	6.63%, 06/01/28	862,070
1,195,000	8.00%, 05/01/31	1,195,000
255,000	8.70%, 05/01/30	260,100
	NGPL Pipeco LLC
1,689,000	7.12%, 12/15/17 144A	1,777,672
795,000	7.77%, 12/15/37 144A	822,825
	NuStar Logistics, LP
1,191,000	4.80%, 09/01/20	1,173,135
345,000	8.15%, 04/15/18	372,384
	ONEOK, Inc.
890,000	4.25%, 11/02/21 (c)	863,300
650,000	6.00%, 06/15/35	601,250
670,000	Pactiv LLC 7.95%, 12/15/25	737,000
340,000	Provident Financing Trust I 7.41%, 03/15/38	383,660
	PulteGroup, Inc.
1,074,000	6.38%, 05/15/33	1,146,495
175,000	7.63%, 10/15/17	186,375
417,000	7.88%, 06/15/32	486,848
365,000	QEP Resources, Inc. 6.80%, 03/01/20	366,825
50,000	Red Oak Power LLC 9.20%, 11/30/29	52,000
	Rite Aid Corp.
127,000	6.88%, 12/15/28 144A	146,685
499,000	7.70%, 02/15/27 †	596,305
	Rockies Express Pipeline
1,100,000	5.63%, 04/15/20 144A	1,138,500
845,000	6.85%, 07/15/18 144A	893,588
946,000	6.88%, 04/15/40 144A	936,540
	Rowan Cos, Inc.
1,821,000	4.75%, 10/15/23 (c) †	1,495,456
2,386,000	4.88%, 03/01/22 (c)	2,024,600
995,000	RR Donnelley & Sons Co. 7.63%, 06/15/20	1,079,575
	Safeway, Inc.
951,000	5.00%, 08/15/19	959,920
1,070,000	7.25%, 02/01/31	1,054,485
216,000	Seacor Holdings, Inc. 7.38%, 10/01/19	208,440
645,000	Sealed Air Corp. 6.88%, 07/15/33 144A	686,925
202,000	ServiceMaster Co. LLC 7.45%, 08/15/27	212,100
	SLM Corp.
500,000	5.63%, 08/01/33	391,250
3,031,000	8.00%, 03/25/20	3,243,170
3,762,000	8.45%, 06/15/18	4,095,877
	Southwestern Energy Co.
3,888,000	4.10%, 12/15/21 (c)	3,460,320
499,000	5.80%, 12/23/19 (c)	489,020
1,937,000	Springleaf Finance Corp. 6.90%, 12/15/17	2,049,385
	Sprint Capital Corp.
3,196,000	6.88%, 11/15/28	2,756,550
2,680,000	6.90%, 05/01/19	2,663,250
3,092,000	8.75%, 03/15/32	2,898,750
370,000	Sprint Communications, Inc. 9.25%, 04/15/22	377,400
	Talen Energy Supply LLC
1,344,000	4.60%, 09/15/21 (c) †	1,081,920
525,000	6.50%, 05/01/18	543,375
585,000	Tenet Healthcare Corp. 6.88%, 11/15/31	491,400
150,000	Texas Capital Bank NA 5.25%, 01/31/26	147,143
197,000	Textron Financial Corp. 6.00%, 02/15/17 (c) 144A	125,095
	Toll Brothers Finance Corp.
534,000	6.75%, 11/01/19	599,415
330,000	8.91%, 10/15/17	358,710
554,000	Toys R Us, Inc. 7.38%, 10/15/18 †	495,830
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	98,800
783,000	United States Cellular Corp. 6.70%, 12/15/33	759,510
	United States Steel Corp.
480,000	6.65%, 06/01/37	396,000
235,000	7.00%, 02/01/18	246,163
	Vereit Operating Partnership LP
525,000	3.00%, 01/06/19 (c)	528,938
1,285,000	4.60%, 11/06/23 (c)	1,349,250
	Vulcan Materials Co.
355,000	7.00%, 06/15/18	392,275
180,000	7.15%, 11/30/37	218,700
121,000	Wendy’s International 7.00%, 12/15/25	123,571
	Williams Cos, Inc.
1,673,000	3.70%, 10/15/22 (c)	1,534,977
2,772,000	4.55%, 03/24/24 (c)	2,654,190
1,200,000	5.75%, 12/24/43 (c) †	1,107,000
150,000	Windstream Holding of the Midwest Inc. 6.75%, 04/01/28	120,750
	XPO CNW, Inc.
407,000	6.70%, 05/01/34	278,795
387,000	7.25%, 01/15/18 †	398,610
	Yum! Brands, Inc.
1,313,000	3.75%, 08/01/21 (c) †	1,317,924
925,000	3.88%, 08/01/23 (c)	914,594
350,000	6.25%, 03/15/18	374,063
627,000	6.88%, 11/15/37	642,675
		171,985,270
Total Corporate Bonds (Cost: $248,027,820)		263,276,090

Number of Shares
MONEY MARKET FUND: 1.7% (Cost: $4,775,524)
4,775,524	Dreyfus Government Cash Management Fund	4,775,524
Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $252,803,344)		268,051,614

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.1%
Repurchase Agreements: 11.1%
$7,297,467	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $7,297,680; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $7,422,657 including accrued interest)	7,297,467
7,297,467	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $7,297,710; (collateralized by cash in the amount of $13,169 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $7,421,839 including accrued interest)	7,297,467
7,297,467	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $7,297,668; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $7,425,449 including accrued interest)	7,297,467
1,536,030	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $1,536,075; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $1,562,254 including accrued interest)	1,536,030
7,297,467	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $7,297,686; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $7,419,800 including accrued interest)	7,297,467
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $30,725,898)		30,725,898
Total Investments: 108.4% (Cost: $283,529,242)		298,777,512
Liabilities in excess of other assets: (8.4)%		(23,209,681)
NET ASSETS: 100.0%		$275,567,831

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $28,594,225.
§	Illiquid Security — the aggregate value of illiquid securities is $98,800 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $38,670,546, or 14.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	22.5%	$60,245,948
Communications	13.6	36,578,660
Consumer, Cyclical	6.4	17,136,181
Consumer, Non-cyclical	6.0	15,983,993
Diversified	0.5	1,473,674
Energy	25.7	68,940,774
Financial	15.0	40,214,561
Industrial	3.8	10,258,930
Technology	1.8	4,784,507
Utilities	2.9	7,658,862
Money Market Fund	1.8	4,775,524
	100.0%	$268,051,614

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$263,276,090	$—	$263,276,090
Money Market Fund	4,775,524	—	—	4,775,524
Repurchase Agreements	—	30,725,898	—	30,725,898
Total	$4,775,524	$294,001,988	$—	$298,777,512

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 94.9%
Argentina: 0.7%
USD	66,150	Aeropuertos Argentinia 2000 SA 10.75%, 08/29/16 (c) Reg S	$72,848
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	154,500
	25,000	7.88%, 05/07/21 144A	25,750
		YPF SA
	125,000	8.50%, 07/28/25 144A	132,188
	465,000	8.88%, 12/19/18 † 144A	505,687
			890,973
Australia: 0.7%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	92,250
	455,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/17 (c) † 144A	445,900
EUR	200,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	221,693
	150,000	Santos Finance Ltd. 8.25%, 09/22/17 (c)	168,194
			928,037
Austria: 1.0%
USD	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	310,650
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	297,063
USD	300,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	310,500
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	177,768
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	236,394
			1,332,375
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	267,740
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	273,424
Bermuda: 1.0%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 08/29/16 (c) 144A	204,500
		Digicel Group Ltd.
	260,000	7.13%, 04/01/17 (c) 144A	215,722
	380,000	8.25%, 09/30/16 (c) 144A	348,650
	240,000	Digicel Ltd. 6.00%, 08/29/16 (c) 144A	224,100
	200,000	Inkia Energy Ltd. 8.38%, 08/29/16 (c) 144A	210,000
	125,000	Noble Group Ltd. 6.75%, 01/29/20 144A	106,563
			1,309,535
Brazil: 3.2%
	520,000	Banco Bradesco SA 5.90%, 01/16/21 144A	549,900
	180,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	159,300
		Banco do Brasil SA
EUR	200,000	3.75%, 07/25/18 Reg S	228,903
USD	820,000	5.88%, 01/19/23 144A	820,000
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	208,500
	425,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	437,877
	1,210,000	Itau Unibanco Holding SA 5.13%, 05/13/23 † 144A	1,219,244
	300,000	Samarco Mineracao SA 4.13%, 11/01/22 Reg S	120,900
	450,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	435,375
			4,179,999
British Virgin Islands: 1.4%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	101,750
	250,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	253,750
	200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	209,968
	300,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	283,125
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	221,132
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	209,750
	200,000	Studio City Finance Ltd. 8.50%, 08/29/16 (c) † 144A	209,500
	200,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	212,264
	200,000	Yingde Gases Investment Ltd. 8.13%, 08/29/16 (c) 144A	184,500
			1,885,739
Canada: 6.3%
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	79,752
USD	200,000	8.75%, 04/01/17 (c) 144A	214,250
	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	254,400
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	337,572
USD	570,000	6.13%, 01/15/23 144A	497,735
CAD	399,000	7.35%, 12/22/26 144A	267,724
USD	250,000	Brookfield Residential 6.50%, 08/29/16 (c) 144A	256,250
	100,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	99,500
	500,000	Cenovus Energy, Inc. 6.75%, 11/15/39	538,177
	150,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) † 144A	137,625
	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	201,500
	200,000	Emera Inc. 6.75%, 06/15/26 (c)	216,603
		First Quantum Minerals Ltd.
	221,000	6.75%, 02/15/17 (c) 144A	204,536
	321,000	7.00%, 02/15/18 (c) 144A	288,033
	200,000	Gibson Energy, Inc. 6.75%, 08/29/16 (c) 144A	202,500
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	119,340
USD	200,000	Hudbay Minerals, Inc. 9.50%, 10/01/16 (c)	192,500
	200,000	Iamgold Corp. 6.75%, 10/01/16 (c) 144A	188,000
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) 144A	188,750
	150,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	153,900
	256,000	Lightstream Resources 8.63%, 08/29/16 (c) 144A	21,760
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	265,050
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	284,000
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	204,500
	430,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	452,037
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) 144A	94,000
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	258,750
	200,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	206,500
	180,000	Pacific Exploration and Production Corp. 5.13%, 03/28/18 (c) (d) * 144A	30,600
	220,000	5.38%, 01/26/17 (c) (d) * 144A	37,400
	280,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	256,200
		Quebecor Media, Inc.
	140,000	5.75%, 01/15/23	147,000
CAD	235,000	6.63%, 01/15/23 144A	190,119
USD	200,000	Seven Generations Energy Ltd. 8.25%, 08/29/16 (c) 144A	207,000
		Teck Resources Ltd.
	100,000	4.75%, 10/15/21 (c) †	89,625
	850,000	6.25%, 01/15/41 (c)	654,500
	300,000	Tervita Corp. 9.75%, 08/29/16 (c) 144A	79,500
CAD	250,000	Videotron Ltd. 6.88%, 08/29/16 (c)	198,420
			8,315,608
Cayman Islands: 6.2%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	225,099
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	192,029
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	211,357
	200,000	Central China Real Estate 8.00%, 01/28/17 (c) Reg S	211,751
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	220,099
	500,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	542,334
	400,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	413,000
	150,000	Global A&T Electronics Ltd. 10.00%, 08/29/16 (c) 144A	112,875
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	193,560
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	200,750
	200,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	213,751
	300,000	Longfor Properties 6.88%, 10/18/16 (c) Reg S	313,875
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	211,350
	200,000	MCE Finance Ltd. 5.00%, 08/29/16 (c) 144A	202,775
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	189,054
	450,000	Noble Holding International Ltd. 6.95%, 01/01/25 (c) †	373,725
	277,568	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	47,187
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) † Reg S	458,153
	120,000	Sunac China Holdings Ltd. 9.38%, 08/05/16 (c) Reg S	126,180
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	210,820
	200,000	TAM Capital 3, Inc. 8.38%, 08/29/16 (c) 144A	205,250
	200,000	Texhong Textile Group Ltd. 6.50%, 01/18/17 (c) Reg S	209,640
	485,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	491,101
		Vale Overseas Ltd.
	1,025,000	4.38%, 01/11/22	998,094
	900,000	6.88%, 11/21/36	870,750
	260,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) 144A	261,950
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	213,266
			8,119,775
China / Hong Kong: 0.2%
	200,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) Reg S	202,035
	120,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 144A	117,600
			319,635
Colombia: 0.6%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	104,400
	200,000	Banco de Bogota SA 5.38%, 02/19/23 144A	205,000
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	83,400
	50,000	7.50%, 07/30/22 144A	52,125
	300,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) Reg S	293,250
			738,175
Croatia: 0.1%
	175,000	Agrokor D.D. 8.88%, 08/29/16 (c) Reg S	186,466
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 08/29/16 (c) Reg S	106,375
Finland: 0.7%
	334,000	Nokia OYJ 5.38%, 05/15/19	362,390
EUR	200,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	250,694
USD	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	245,700
			858,784
France: 6.6%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	224,768
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	184,595
	200,000	3.50%, 03/22/21	192,004
	100,000	4.38%, 11/06/19	102,320
	200,000	4.88%, 09/23/24	195,224
	220,000	BPCE SA 12.50%, 09/30/19 (c) Reg S	327,238
		Casino Guichard Perrachon SA
	600,000	3.31%, 01/25/23 Reg S	751,868
	300,000	4.87%, 01/31/19 (c) Reg S	320,904
USD	290,000	Cie Generale de Geophysique - Veritas 6.50%, 08/29/16 (c)	131,950
EUR	150,000	CMA CGM SA 7.75%, 01/15/18 (c) Reg S	132,659
		Credit Agricole SA
	350,000	8.20%, 03/31/18 (c)	438,354
USD	100,000	8.38%, 10/13/19 (c) 144A	113,332
EUR	100,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	113,989
	175,000	Faurecia 3.13%, 06/15/18 (c) Reg S	201,071
	350,000	Groupama SA 7.88%, 10/27/19 (c)	419,258
	167,000	Italcementi Finance SA 6.63%, 03/19/20 Reg S	222,971
	200,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	236,230
	100,000	Médi-Partenaires SAS 7.00%, 08/08/16 (c) Reg S	118,012
USD	100,000	Natixis SA 10.00%, 04/30/18 (c) 144A	112,500
EUR	200,000	Nexans SA 4.25%, 03/19/18 Reg S	236,746
		Numericable Group SA
	705,000	5.63%, 05/15/19 (c) 144A	805,316
USD	900,000	6.00%, 05/15/17 (c) 144A	880,875
EUR	410,000	Peugeot SA 7.38%, 03/06/18 Reg S	511,271
USD	300,000	Rexel SA 5.25%, 08/29/16 (c) 144A	312,188
EUR	300,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	406,936
	300,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	350,156
	200,000	Vallourec SA 3.25%, 08/02/19	216,939
	300,000	Veolia Environnement 4.45%, 04/16/18 (c) Reg S	354,346
			8,614,020
Germany: 3.0%
	200,000	Deutsche Lufthansa AG 5.13%, 02/12/21 (c) Reg S	238,310
	150,000	Franz Haniel & Cie. GmbH 5.88%, 02/01/17	172,628
	200,000	Hapag-Lloyd AG 7.75%, 08/29/16 (c) Reg S	230,266
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	171,730
		RWE AG
EUR	475,000	2.75%, 10/21/20 (c) Reg S	465,357
GBP	100,000	7.00%, 03/20/19 (c) Reg S	134,596
EUR	160,000	Techem GmbH 6.13%, 08/08/16 (c) Reg S	187,854
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	119,373
	645,000	4.00%, 08/27/18	770,632
	42,000	4.38%, 02/28/17	48,108
	180,000	Trionista HoldCo GmbH 5.00%, 08/29/16 (c) Reg S	207,384
		Unitymedia Hessen GmbH & Co.
	660,000	4.00%, 01/15/20 (c) Reg S	770,335
	324,000	5.50%, 09/15/17 (c) Reg S	387,449
			3,904,022
India: 0.2%
USD	300,000	Bank of India 3.13%, 05/06/20 Reg S	299,529
Indonesia: 0.1%
	200,000	Gajah Tunggal Tbk PT 7.75%, 08/29/16 (c) 144A	170,000
Ireland: 4.8%
	850,000	AerCap Ireland Capital Ltd. 4.50%, 05/15/21	910,562
	560,000	Alfa Bank 7.75%, 04/28/21 Reg S	639,246
EUR	300,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	354,975
	700,000	Ardagh Packaging Finance Plc 4.25%, 06/30/17 (c) Reg S	810,857
	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	224,083
USD	200,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	205,701
		Gazprombank OJSC
EUR	280,000	4.00%, 07/01/19 Reg S	325,330
USD	200,000	7.25%, 05/03/19 Reg S	212,740
	180,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c)	188,550
	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	210,085
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	258,750
	200,000	Nomos Bank 7.25%, 04/25/18 144A	209,922
	350,000	Novatek OAO 4.42%, 12/13/22 144A	346,500
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	302,731
	475,000	Russian Railways 5.70%, 04/05/22 Reg S	508,926
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	202,500
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	371,951
			6,283,409
Israel: 0.1%
USD	140,000	B Communications Ltd. 7.38%, 02/15/17 (c) 144A	151,550
Italy: 6.9%
EUR	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	111,212
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	117,386
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	224,350
	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	237,796
	200,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	216,994
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	463,866
	300,000	6.00%, 11/05/20 Reg S	346,613
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	219,653
		Enel SpA
	300,000	6.50%, 01/10/19 (c) Reg S	366,607
USD	445,000	8.75%, 09/24/23 (c) 144A	516,756
		Intesa Sanpaolo SpA
EUR	450,000	5.00%, 09/23/19 Reg S	553,250
	300,000	6.63%, 09/13/23 Reg S	403,596
	200,000	8.05%, 06/20/18 (c)	242,406
	350,000	8.38%, 10/14/19 (c) Reg S	444,229
		Leonardo Finmeccanica SpA
	100,000	4.38%, 12/05/17	118,336
	167,000	4.88%, 03/24/25	222,797
	136,000	5.25%, 01/21/22	182,736
GBP	175,000	8.00%, 12/16/19	272,362
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	245,501
		Telecom Italia SpA
	750,000	5.25%, 02/10/22 Reg S	992,359
	800,000	5.38%, 01/29/19 Reg S	1,000,266
GBP	150,000	6.38%, 06/24/19	223,535
		UniCredit SpA
EUR	300,000	5.75%, 10/28/20 (c) Reg S	351,282
	150,000	6.70%, 06/05/18 Reg S	181,253
	300,000	6.95%, 10/31/22 Reg S	381,857
	250,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	284,982
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	212,516
			9,134,496
Japan: 0.9%
USD	1,100,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,144,000
Kazakhstan: 0.9%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	215,400
		KazMunayGas National Co. JSC
	400,000	6.38%, 04/09/21 144A	434,000
	300,000	9.13%, 07/02/18 144A	331,260
	200,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	176,500
			1,157,160
Luxembourg: 16.0%
	200,000	Accudyne Industries Borrower 7.75%, 08/29/16 (c) † 144A	169,000
	200,000	Albea Beauty Holdings SA 8.38%, 08/29/16 (c) 144A	211,250
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	250,004
		Altice Financing SA
EUR	100,000	5.25%, 02/15/18 (c) Reg S	115,180
USD	600,000	6.63%, 02/15/18 (c) 144A	603,378
	350,000	9.88%, 12/15/16 (c) 144A	375,813
	1,030,000	Altice SA 7.75%, 05/15/17 (c) 144A	1,048,694
		ArcelorMittal
EUR	150,000	3.00%, 04/09/21 Reg S	168,841
USD	360,000	7.25%, 02/25/22 (s) †	396,000
	475,000	7.75%, 03/01/41 (s) †	491,625
	380,000	8.00%, 10/15/39 (s)	404,700
	340,000	10.85%, 06/01/19 (s)	401,200
	236,958	Ardagh Finance Holdings SA 8.63%, 08/09/16 (c) 144A	245,252
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	125,109
EUR	150,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	174,195
USD	200,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	199,500
	240,000	Convatec Healthcare E SA 10.50%, 08/29/16 (c) 144A	246,600
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	130,834
	200,000	6.50%, 07/21/20 144A	118,940
EUR	275,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	325,964
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	305,430
	180,000	6.50%, 04/22/20 144A	183,258
		Fiat Chrysler Finance Europe
EUR	710,000	4.75%, 07/15/22 Reg S	870,614
	250,000	6.63%, 03/15/18 Reg S	303,151
	220,000	Fiat Finance & Trade SA 7.00%, 03/23/17 Reg S	256,210
	450,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	547,584
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	102,598
	200,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	226,584
		Gazprom Neft OAO
USD	400,000	4.38%, 09/19/22 144A	387,000
	100,000	6.00%, 11/27/23 144A	105,375
		Gazprom OAO
	980,000	4.95%, 07/19/22 144A	997,150
	650,000	9.25%, 04/23/19 (p) 144A	747,824
	780,000	Gazprom PAO 7.29%, 08/16/37 144A	877,500
EUR	100,000	Geo Debt Finance SCA 7.50%, 08/29/16 (c) Reg S	109,435
		HeidelbergCement Finance Luxembourg SA
	200,000	2.25%, 03/12/19 Reg S	233,682
	540,000	8.00%, 01/31/17 Reg S	627,616
		Ineos Group Holdings SA
	400,000	5.75%, 08/29/16 (c) 144A	461,278
	100,000	5.75%, 08/29/16 (c) Reg S	115,320
USD	95,000	International Automotive Components Group SA 9.13%, 08/29/16 (c) 144A	94,288
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	157,430
	150,000	Lecta SA 8.88%, 08/26/16 (c) Reg S	175,911
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	221,508
USD	120,000	MHP SA 8.25%, 04/02/20 144A	114,000
	350,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	366,608
	150,000	Minerva Luxembourg SA 12.25%, 02/10/17 (c) Reg S	166,125
	330,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	363,201
	200,000	OAO TMK 6.75%, 04/03/20 Reg S	207,500
	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) † 144A	94,000
EUR	200,000	Play Finance 2 SA 5.25%, 08/08/16 (c) Reg S	230,483
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) Reg S	311,460
	200,000	Rosneft Finance SA 7.88%, 03/13/18 144A	215,750
	160,000	Russian Agricultural Bank OJSC 5.30%, 12/27/17 144A	164,704
		Sberbank of Russia
	410,000	5.13%, 10/29/22 144A	416,416
	200,000	5.18%, 06/28/19 Reg S	211,898
	290,000	6.13%, 02/07/22 144A	316,796
	300,000	Severstal OAO 6.70%, 10/25/17 144A	315,531
EUR	100,000	Takko Luxembourg 2 SCA 9.88%, 08/08/16 (c) Reg S	67,677
	470,000	Telecom Italia Finance SA 7.75%, 01/24/33	719,406
	250,000	Telenet Finance V Luxembourg SCA 6.25%, 08/15/17 (c) Reg S	301,459
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) (d) * 144A	42,500
EUR	160,000	UniCredit International Bank Luxembourg SA 8.13%, 12/10/19 (c) Reg S	200,266
		VTB Bank OJSC
USD	360,000	6.88%, 05/29/18 (p) 144A	384,237
	200,000	6.95%, 10/17/22 144A	207,950
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 08/08/16 (c) Reg S	112,664
	200,000	4.00%, 08/08/16 (c) 144A	225,327
USD	400,000	6.50%, 08/29/16 (c) 144A	413,752
	585,000	7.38%, 04/23/17 (c) 144A	583,537
			21,062,072
Marshall Islands: 0.2%
	250,000	Drill Rigs Holdings, Inc. 6.50%, 08/29/16 (c) 144A	116,250
	100,000	Teekay Corp. 8.50%, 01/15/20	86,500
			202,750
Mexico: 0.6%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	222,300
	250,000	Grupo Elektra SAB de CV 7.25%, 08/29/16 (c) Reg S	253,750
	57,000	Servicios Corporativos Javer SAPI de CV 9.88%, 08/29/16 (c) Reg S	59,565
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	177,225
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	133,500
			846,340
Netherlands: 9.3%
	200,000	Access Finance BV 7.25%, 07/25/17 144A	200,000
	200,000	Carlson Wagonlit BV 6.88%, 08/29/16 (c) 144A	206,900
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	165,000
EUR	210,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	199,643
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	142,642
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	233,935
	185,000	4.00%, 02/01/24 144A	248,510
	50,000	4.00%, 02/01/24 Reg S	67,165
	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	342,867
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	43,053
	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	179,215
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	199,500
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	195,926
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	184,575
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	263,750
GBP	249,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	357,062
EUR	300,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	379,926
USD	200,000	Listrindo Capital BV 6.95%, 08/29/16 (c) 144A	207,800
	675,000	Majapahit Holding BV 7.75%, 01/20/20 † 144A	778,781
	300,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	309,000
	570,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	599,925
		Petrobras Global Finance BV
EUR	350,000	2.75%, 01/15/18	390,651
	700,000	3.25%, 04/01/19 Reg S	760,673
USD	550,000	4.38%, 05/20/23	473,000
	435,000	7.88%, 03/15/19 †	462,405
	1,630,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,550,537
EUR	160,000	Portugal Telecom International Finance BV 4.63%, 05/08/20 (d) Reg S	37,470
	300,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	309,300
		Schaeffler Finance BV
	100,000	3.50%, 05/15/17 (c) Reg S	116,158
	250,000	3.50%, 05/15/17 (c) 144A	290,396
USD	300,000	4.25%, 05/15/17 (c) 144A	309,000
EUR	147,000	6.88%, 08/30/16 (c) Reg S	169,038
	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	15,656
	600,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	720,226
	150,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	180,469
		VimpelCom Holdings BV
USD	200,000	5.95%, 02/13/23 144A	204,990
	50,000	6.25%, 03/01/17 Reg S	51,247
	400,000	6.25%, 03/01/17 144A	409,976
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	247,800
			12,204,167
Norway: 0.3%
	50,000	Eksportfinans ASA 5.50%, 06/26/17	51,632
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	235,575
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	58,367
			345,574
Peru: 0.2%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	212,500
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	92,635
			305,135
Russia: 0.0%
	182,328	Ukrlandfarming Plc 10.88%, 03/26/18 (d) * 144A	55,647
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	351,750
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (e) * Reg S	5,250
	200,000	Theta Capital Pte Ltd. 6.13%, 11/14/16 (c) Reg S	205,829
			562,829
South Africa: 0.5%
EUR	200,000	Edcon Pty Ltd. 9.50%, 08/29/16 (c) (d) * Reg S	68,303
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	299,250
	265,000	6.75%, 08/06/23 144A	271,299
			638,852
South Korea: 0.3%
	350,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	361,423
Spain: 0.8%
	190,000	Abengoa Finance SAU 8.88%, 11/01/17 Reg S	11,875
EUR	100,000	Banco de Sabadell SA 2.50%, 12/05/16 Reg S	112,758
	300,000	Bankia SA 3.50%, 01/17/19 Reg S	359,352
	50,000	Bankinter SA 6.38%, 09/11/19 Reg S	64,037
USD	100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	100,250
EUR	100,000	BPE Financiaciones SA 2.50%, 02/01/17	113,069
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	235,863
			997,204
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	202,500
	200,000	National Savings Bank 8.88%, 09/18/18 144A	217,020
			419,520
Sweden: 0.7%
EUR	150,000	Perstorp Holding AB 9.00%, 08/29/16 (c) 144A	167,905
	200,000	Stena AB 6.13%, 02/01/17 Reg S	227,642
	32,000	TVN Finance Corporation III AB 7.38%, 12/15/16 (c) Reg S	37,961
	150,000	Unilabs Subholding AB 8.50%, 08/08/16 (c) Reg S	172,594
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	345,791
			951,893
Switzerland: 0.1%
EUR	100,000	UBS AG 7.15%, 12/21/17 (c)	121,791
Turkey: 0.8%
USD	200,000	Arcelik AS 5.00%, 04/03/23 144A	195,593
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	201,000
	225,000	Turkiye Is Bankasi SA 6.00%, 10/24/22 144A	222,008
	200,000	Turkiye Vakiflar Bankasi T.A.O. 6.00%, 11/01/22 144A	194,450
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	260,516
			1,073,567
United Kingdom: 11.8%
	195,167	Afren Plc 6.63%, 12/09/16 (c) (d) * 144A	1,659
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 08/29/16 (c) 144A	87,500
	250,000	10.75%, 10/15/16 (c) 144A	157,500
		Anglo American Capital Plc
EUR	1,000,000	2.50%, 04/29/21 Reg S	1,079,512
USD	200,000	2.63%, 09/27/17 144A	200,690
	400,000	4.88%, 05/14/25 † 144A	393,000
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22	180,901
	137,000	5.38%, 04/15/20 †	143,850
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 09/30/16 (c) Reg S	144,055
	35,226	Bakkavor Finance 2 Plc 8.25%, 08/29/16 (c) Reg S	47,833
		Barclays Bank Plc
EUR	150,000	4.75%, 03/15/20 (c) Reg S	158,058
GBP	400,000	14.00%, 06/15/19 (c) Reg S	669,825
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	248,380
USD	200,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	168,500
GBP	75,000	Co-Operative Bank Plc 5.13%, 09/20/17	92,154
	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	215,646
	100,000	Elli Finance UK Plc 8.75%, 08/29/16 (c) Reg S	107,863
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	115,000
GBP	175,000	Enterprise Inns 6.50%, 12/06/18	246,616
	255,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	361,586
	100,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	137,414
USD	200,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	186,960
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	144,338
GBP	380,000	Jaguar Land Rover Plc 5.00%, 02/15/22 144A	536,059
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	229,500
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	138,516
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	302,976
USD	350,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	479,647
		Lynx I Corp.
GBP	126,900	6.00%, 04/15/17 (c) 144A	176,362
	450,000	6.00%, 04/15/17 (c) Reg S	625,397
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	281,472
	100,000	Matalan Finance Plc 6.88%, 08/08/16 (c) 144A	105,353
	100,000	New Look Secured Issuer Plc 6.50%, 06/24/18 (c) Reg S	125,866
	100,000	Odeon & UCI Finco Plc 9.00%, 08/08/16 (c) Reg S	138,081
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	224,745
USD	200,000	Oschadbank 9.63%, 03/20/25 (s) 144A	194,500
EUR	200,000	OTE Plc 3.50%, 07/09/20 Reg S	225,726
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	209,092
EUR	100,000	PPC Finance Plc 5.50%, 05/01/17 (c) Reg S	92,200
GBP	100,000	Premier Foods Investments Plc 6.50%, 03/15/17 (c) Reg S	135,558
	120,000	R&R Ice Cream Plc 5.50%, 08/29/16 (c) Reg S	163,845
EUR	132,000	Rexam Plc 6.75%, 08/05/16 (c) Reg S	147,981
		Royal Bank of Scotland Group Plc
	300,000	3.62%, 03/25/19 (c) Reg S	332,703
	250,000	4.35%, 01/23/17	285,048
	146,000	4.63%, 09/22/16 (c)	161,673
USD	300,000	5.13%, 05/28/24	301,514
	575,000	6.13%, 12/15/22	612,662
EUR	150,000	6.93%, 04/09/18	182,821
GBP	100,000	Stonegate Pub Company Financing Plc 5.75%, 08/29/16 (c) Reg S	135,036
	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	117,833
EUR	200,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	239,306
	800,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	900,804
		Tesco Plc
GBP	320,000	6.13%, 02/24/22	480,291
USD	100,000	6.15%, 11/15/37 144A	98,002
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	149,900
EUR	200,000	Thomas Cook Finance Plc 7.75%, 08/29/16 (c) Reg S	222,016
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	132,101
USD	350,000	Tullow Oil Plc 6.00%, 11/01/16 (c) 144A	288,750
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	130,184
USD	445,000	Vedanta Resources Plc 6.00%, 01/31/19 † 144A	410,512
	220,000	Virgin Media Finance Plc 4.88%, 02/15/22	185,350
GBP	100,000	Voyage Care Bondco Plc 6.50%, 08/29/16 (c) Reg S	130,043
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	171,929
			15,490,194
United States: 5.2%
USD	300,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	320,250
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	212,000
	235,000	Calfrac Holdings LP 7.50%, 08/29/16 (c) † 144A	150,400
	160,000	Case New Holland, Inc. 7.88%, 12/01/17	172,600
	73,593	CEDC Finance Corporation International, Inc. 10.00%, 08/29/16 (c)	18,030
		Cemex Finance LLC
	685,000	6.00%, 04/01/19 (c) 144A	703,837
	625,000	9.38%, 10/12/17 (c) 144A	692,969
	200,000	Cott Beverages, Inc. 5.38%, 07/01/17 (c)	205,750
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	183,822
USD	730,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	824,900
	480,000	JBS USA LLC / JBS USA Finance, Inc. 7.25%, 08/29/16 (c) 144A	498,000
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	370,975
	1,330,000	Reynolds Group Issuer, Inc. 5.75%, 08/29/16 (c)	1,376,550
	217,152	Rio Oil Finance Trust 9.25%, 07/06/24 144A	187,837
	900,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	937,125
			6,855,045
Venezuela: 1.3%
		Petroleos de Venezuela SA
	285,000	5.38%, 04/12/27 Reg S	104,812
	345,000	5.50%, 04/12/37 Reg S	123,338
	400,000	6.00%, 05/16/24 144A	148,000
	306,667	8.50%, 11/02/17 Reg S	239,507
	153,333	8.50%, 11/02/17 144A	119,753
	90,000	9.00%, 11/17/21 Reg S	44,642
	825,000	9.00%, 11/17/21 144A	409,217
	700,000	9.75%, 05/17/35 144A	310,625
	465,000	12.75%, 02/17/22 144A	255,518
			1,755,412
Total Corporate Bonds (Cost: $132,221,993)			124,820,241
GOVERNMENT OBLIGATIONS: 0.9%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	378,065
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	212,000
Trinidad and Tobago: 0.2%
	237,500	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	233,938
Turkey: 0.1%
	200,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	207,858
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	195,500
Total Government Obligations (Cost: $1,223,182)			1,227,361

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $1,655,637)
1,655,637	Dreyfus Government Cash Management Fund	1,655,637
Total Investments Before Collateral for Securities Loaned: 97.1% (Cost: $135,100,812)		127,703,239

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.9%
Repurchase Agreements: 4.9%
USD	1,535,291	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $1,535,336; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $1,561,629 including accrued interest)	1,535,291
	1,535,291	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $1,535,342; (collateralized by cash in the amount of $2,771 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $1,561,457 including accrued interest)	1,535,291
	1,535,291	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $1,535,333; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $1,562,217 including accrued interest)	1,535,291
	321,271	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $321,280; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $326,756 including accrued interest)	321,271
	1,535,291	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $1,535,337; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $1,561,028 including accrued interest)	1,535,291
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $6,462,435)			6,462,435
Total Investments: 102.0% (Cost: $141,563,247)			134,165,674
Liabilities in excess of other assets: (2.0)%			(2,595,914)
NET ASSETS: 100.0%			$131,569,760

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,122,033.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $54,881,897, or 41.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	13.0%	$16,669,977
Communications	15.5	19,759,953
Consumer, Cyclical	9.2	11,774,537
Consumer, Non-cyclical	8.5	10,844,285
Diversified	1.0	1,257,514
Energy	13.2	16,922,649
Financial	24.1	30,749,118
Government	1.0	1,227,361
Industrial	8.4	10,730,926
Technology	0.6	806,425
Utilities	4.2	5,304,857
Money Market Fund	1.3	1,655,637
	100.0%	$127,703,239

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$124,820,241	$—	$124,820,241
Government Obligations*	—	1,227,361	—	1,227,361
Money Market Fund	1,655,637	—	—	1,655,637
Repurchase Agreements	—	6,462,435	—	6,462,435
Total	$1,655,637	$132,510,037	$—	$134,165,674

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.2%
Australia: 8.8%
$825,000	Australia & New Zealand Banking Group Ltd. 1.19%, 05/15/18	$825,921
1,020,000	Commonwealth Bank of Australia 1.06%, 03/12/18 144A	1,018,073
	Macquarie Bank Ltd.
125,000	1.36%, 10/27/17 144A	124,859
600,000	1.43%, 03/24/17 144A	599,432
	National Australia Bank Ltd.
500,000	0.91%, 06/30/17 144A	499,613
750,000	1.45%, 01/14/19 144A	753,663
	Westpac Banking Corp.
450,000	1.04%, 12/01/17	450,084
1,190,000	1.09%, 05/25/18	1,188,101
1,320,000	1.49%, 07/30/18	1,325,562
		6,785,308
British Virgin Islands: 1.4%
270,000	CNPC General Capital Ltd. 1.53%, 05/14/17 144A	269,402
	Sinopec Group Overseas Development 2014 Ltd.
180,000	1.44%, 04/10/17 144A	180,210
600,000	1.58%, 04/10/19 144A	599,332
		1,048,944
Canada: 5.3%
160,000	Bank of Montreal 1.36%, 07/31/18	160,375
150,000	Enbridge, Inc. 1.14%, 06/02/17	148,119
1,700,000	Royal Bank of Canada 1.20%, 03/06/20	1,675,698
	Toronto-Dominion Bank
470,000	0.88%, 05/02/17	469,623
600,000	1.25%, 07/23/18	600,725
1,015,000	1.30%, 04/30/18	1,016,100
		4,070,640
Chile: 0.2%
190,000	Banco Santander Chile 1.56%, 04/11/17 144A	190,475
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 1.82%, 11/13/17	150,678
France: 3.1%
250,000	Banque Federative du Credit Mutuel SA 1.55%, 01/20/17 144A	250,560
	BNP Paribas SA
175,000	1.09%, 05/07/17	174,982
145,000	1.25%, 12/12/16	145,227
405,000	BPCE SA 1.29%, 06/17/17	405,461
	Credit Agricole SA
200,000	1.20%, 06/12/17 144A	199,946
500,000	1.48%, 04/15/19 144A	501,345
245,000	Electricite de France SA 1.16%, 01/20/17 144A	245,207
450,000	Total Capital International SA 1.20%, 08/10/18	449,423
		2,372,151
Germany: 0.8%
	Deutsche Bank AG
225,000	1.14%, 05/30/17	223,860
300,000	1.24%, 02/13/17	299,324
100,000	1.31%, 02/13/18	98,956
		622,140
Japan: 2.9%
	Mizuho Bank Ltd.
325,000	1.09%, 09/25/17 144A	324,417
100,000	1.12%, 04/16/17 144A	99,978
360,000	1.28%, 03/26/18 144A	359,261
	Sumitomo Mitsui Banking Corp.
335,000	0.98%, 07/11/17	334,912
100,000	1.01%, 05/02/17	99,350
175,000	1.09%, 01/10/17	175,109
350,000	1.27%, 01/16/18	349,658
480,000	The Bank of Tokyo-Mitsubishi UFJ Ltd.
	1.23%, 03/05/18 144A	478,339
		2,221,024
Luxembourg: 0.7%
575,000	Actavis Funding SCS 1.91%, 03/12/20	576,949
Netherlands: 3.1%
270,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.07%, 04/28/17	270,166
	Nederlandse Waterschapsbank NV
545,000	0.86%, 02/14/18 144A	546,044
540,000	0.88%, 10/18/16 144A	540,030
	Shell International Finance BV
482,000	0.84%, 11/15/16	482,242
350,000	1.08%, 05/11/20	345,822
180,000	Volkswagen International Finance NV 1.07%, 11/18/16 144A	179,982
		2,364,286
Norway: 1.4%
	Statoil ASA
941,000	0.92%, 05/15/18	940,638
125,000	1.09%, 11/08/18	124,404
		1,065,042
Singapore: 0.6%
500,000	DBS Group Holdings Ltd. 1.18%, 07/16/19 144A	499,809
South Korea: 0.7%
	Export-Import Bank of Korea
50,000	1.42%, 01/14/17	50,053
50,000	1.51%, 09/17/16	50,030
180,000	Hyundai Capital Services, Inc. 1.45%, 03/18/17 144A	180,064
	Kookmin Bank
200,000	1.61%, 01/27/17 144A	200,058
50,000	1.91%, 10/11/16 144A	50,040
		530,245
Spain: 0.3%
245,000	Telefonica Emisiones SAU 1.29%, 06/23/17	244,704
Sweden: 0.3%
250,000	Nordea Bank AB 1.01%, 04/04/17 144A	250,104
Switzerland: 2.4%
590,000	Credit Suisse 1.16%, 05/26/17	589,934
	UBS AG
720,000	1.27%, 08/14/19	716,916
540,000	1.34%, 03/26/18	540,933
		1,847,783
United Kingdom: 3.3%
200,000	Barclays Bank Plc 1.21%, 02/17/17	199,977
720,000	BP Capital Markets Plc 1.27%, 09/26/18	719,245
400,000	HSBC Bank Plc 1.27%, 05/15/18 144A	398,088
600,000	HSBC Holdings Plc 2.90%, 03/08/21 †	619,293
410,000	Lloyds Bank Plc 1.17%, 03/16/18	406,734
200,000	Standard Chartered Plc 1.00%, 09/08/17 144A	198,670
		2,542,007
United States: 63.7%
	American Express Credit Corp.
280,000	0.95%, 06/05/17	279,889
1,525,000	1.20%, 03/18/19	1,528,572
250,000	American Honda Finance Corp. 0.97%, 12/11/17	250,561
180,000	Amgen, Inc. 1.03%, 05/22/17	180,182
340,000	Anheuser-Busch InBev Finance, Inc. 1.90%, 02/01/21	349,682
	Apple, Inc.
800,000	0.88%, 02/07/20	798,150
1,020,000	0.89%, 05/03/18	1,022,358
750,000	0.93%, 05/06/19	752,475
525,000	AT&T, Inc. 1.56%, 06/30/20	524,713
	Bank of America Corp.
530,000	0.93%, 10/14/16	529,984
150,000	1.52%, 04/01/19	150,384
860,000	1.72%, 03/22/18	866,465
1,350,000	1.72%, 01/15/19	1,362,285
	Berkshire Hathaway Finance Corp.
165,000	0.81%, 01/10/17	165,079
300,000	0.97%, 01/12/18	300,592
400,000	1.34%, 03/15/19	403,044
	Chevron Corp.
340,000	0.80%, 11/15/17	339,735
410,000	0.86%, 03/02/18	408,645
	Cisco Systems, Inc.
505,000	0.96%, 03/03/17	505,899
128,000	0.96%, 06/15/18	128,220
	Citigroup, Inc.
540,000	1.16%, 05/01/17	540,199
1,565,000	1.42%, 04/27/18	1,564,488
526,000	2.33%, 05/15/18	536,218
500,000	CoBank ACB 1.25%, 06/15/17 (c) 144A	478,074
400,000	ConocoPhillips Co. 1.53%, 05/15/22	387,398
300,000	Daimler Finance North America LLC 1.01%, 03/10/17 144A	300,027
	Exxon Mobil Corp.
270,000	0.69%, 03/15/17	269,911
800,000	0.80%, 03/15/19	795,263
	Ford Motor Credit Co. LLC
400,000	1.46%, 01/17/17	400,513
550,000	1.49%, 03/12/19	546,464
510,000	1.60%, 01/09/18	510,279
	General Electric Capital Corp.
932,000	1.01%, 05/05/26	882,314
510,000	1.18%, 01/14/19	511,274
645,000	1.65%, 03/15/23	650,785
300,000	Glencore Funding LLC 2.04%, 01/15/19 144A	289,500
	Goldman Sachs Group, Inc.
630,000	1.45%, 12/15/17	630,904
1,250,000	1.73%, 11/15/18	1,259,296
750,000	1.73%, 10/23/19	750,085
1,300,000	1.85%, 08/15/20 (c)	1,303,949
800,000	1.87%, 03/23/20 (c)	802,822
1,550,000	1.95%, 04/30/18	1,563,266
931,000	2.27%, 11/29/23	933,364
	International Business Machines Corp.
180,000	0.82%, 02/06/18	179,953
680,000	1.00%, 02/12/19	682,098
550,000	1.21%, 11/06/21	543,459
200,000	Johnson & Johnson 0.74%, 11/28/16	200,086
	JPMorgan Chase & Co.
250,000	1.26%, 04/25/18	250,488
2,250,000	1.61%, 01/25/18	2,266,146
2,015,000	1.67%, 01/23/20 †	2,032,728
	Merck & Co., Inc.
615,000	0.99%, 05/18/18	617,594
600,000	1.00%, 02/10/20	600,956
410,000	Metropolitan Life Global Funding I 1.04%, 04/10/17 144A	410,511
	Morgan Stanley
300,000	1.39%, 01/05/18	300,217
300,000	1.45%, 07/23/19	299,090
720,000	1.56%, 01/24/19	722,122
1,050,000	1.87%, 01/27/20	1,054,570
870,000	1.99%, 04/25/18	880,387
620,000	NBCUniversal Enterprise, Inc. 1.37%, 04/15/18 144A	623,840
	Oracle Corp.
315,000	0.86%, 07/07/17	315,377
350,000	1.17%, 10/08/19	351,568
350,000	1.26%, 01/15/19	352,446
	Pfizer, Inc.
160,000	0.78%, 05/15/17	160,154
345,000	0.95%, 06/15/18	345,918
150,000	Procter & Gamble Co. 0.72%, 11/04/16	150,052
400,000	Roche Holdings, Inc. 0.97%, 09/30/19 144A	400,775
126,000	State Street Corp. 1.53%, 08/18/20	126,481
385,000	The Bank of New York Mellon Corp. 1.20%, 08/01/18	385,368
380,000	The Bear Stearns Cos, LLC 1.04%, 11/21/16	380,224
205,000	The Coca-Cola Co. 0.74%, 11/01/16	205,065
100,000	The Kroger Co. 1.21%, 10/17/16	100,052
	Toyota Motor Credit Corp.
850,000	1.03%, 03/12/20	847,957
500,000	1.13%, 07/13/18	501,312
450,000	US Bancorp 1.12%, 10/15/18 (c)	450,771
295,000	US Bank NA 0.86%, 08/11/17 (c)	294,867
	Verizon Communications, Inc.
1,375,000	1.06%, 06/09/17	1,377,142
150,000	1.43%, 06/17/19	151,931
500,000	2.41%, 09/14/18	514,509
310,000	Volkswagen Group of America Finance LLC 1.08%, 11/20/17 144A	307,027
765,000	Wachovia Corp. 0.92%, 06/15/17	764,650
2,250,000	Wells Fargo Bank 1.34%, 04/23/18	2,256,786
		49,157,984
Total Floating Rate Notes (Cost: $76,599,908)		76,540,273

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $521,926)
521,926	Dreyfus Government Cash Management Fund	521,926
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $77,121,834)		77,062,199

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.1%
Repurchase Agreements: 2.1%
$1,000,000	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $1,000,033; (collateralized by cash in the amount of $1,805 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $1,017,043 including accrued interest)	1,000,000
581,814	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $581,831; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $591,567 including accrued interest)	581,814
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,581,814)		1,581,814
Total Investments: 102.0% (Cost: $78,703,648)		78,644,013
Liabilities in excess of other assets: (2.0)%		(1,524,593)
NET ASSETS: 100.0%		$77,119,420

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $1,545,370.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,546,755, or 16.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.4%	$289,500
Communications	5.3	4,070,958
Consumer, Cyclical	5.0	3,844,122
Consumer, Non-cyclical	5.0	3,887,465
Energy	8.4	6,459,789
Financial	68.4	52,745,348
Technology	6.5	4,997,884
Utilities	0.3	245,207
Money Market Fund	0.7	521,926
	100.0%	$77,062,199

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$76,540,273	$—	$76,540,273
Money Market Fund	521,926	—	—	521,926
Repurchase Agreements	—	1,581,814	—	1,581,814
Total	$521,926	$78,122,087	$—	$78,644,013

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 2.8%
Brazil: 0.5%
BRL	7,841,000	Banco do Brasil SA 9.75%, 07/18/17 Reg S	$2,355,405
	2,969,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	897,846
	18,181,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 5.47%, 04/15/24	6,672,007
			9,925,258
Colombia: 0.5%
COP	13,470,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	4,145,226
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	5,691,305
			9,836,531
Germany: 0.5%
TRY	6,700,000	KFW 10.00%, 03/06/19	2,267,354
ZAR	98,300,000	Landwirtschaftliche Rentenbank 6.00%, 03/18/19 Reg S	6,777,056
			9,044,410
Mexico: 0.4%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,380,033
	109,600,000	7.65%, 11/24/21 Reg S	5,694,532
			7,074,565
South Africa: 0.9%
		Eskom Holdings Ltd.
ZAR	11,350,000	7.85%, 04/02/26	730,015
	96,000,000	9.25%, 04/20/18	7,042,057
	77,330,000	9.50%, 08/18/27 ^	1,386,869
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,402,090
	92,800,000	10.80%, 11/06/23	6,918,865
	5,000,000	13.50%, 04/18/28	412,609
			17,892,505
Total Corporate Bonds (Cost: $79,794,347)			53,773,269
GOVERNMENT OBLIGATIONS: 92.2%
Brazil: 8.0%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	735,158
	4,560,000	10.25%, 01/10/28	1,410,717
	2,860,000	12.50%, 01/05/22	950,045
		Letra do Tesouro Nacional
	69,050,000	12.32%, 01/01/20 ^	14,473,541
	27,900,000	12.48%, 04/01/18 ^	7,085,222
	16,500,000	12.91%, 10/01/17 ^	4,421,698
	42,829,000	13.24%, 01/01/18 ^	11,169,526
	59,840,000	13.24%, 07/01/18 ^	14,771,450
	43,000,000	13.27%, 07/01/19 ^	9,560,503
	99,150,000	15.14%, 01/01/19 ^	23,266,785
		Nota do Tesouro Nacional, Series F
	5,000,000	10.00%, 01/01/18	1,499,523
	8,400,000	10.00%, 01/01/19	2,488,997
	89,706,000	10.17%, 01/01/21	26,126,625
	52,758,000	10.00%, 01/01/23	15,072,436
	40,600,000	10.00%, 01/01/25	11,444,035
	21,410,000	10.00%, 01/01/27	5,954,552
			150,430,813
Chile: 2.9%
CLP	450,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	698,232
	33,535,000,000	Chilean Government International Bonds 5.50%, 08/05/20	54,489,814
			55,188,046
Colombia: 4.9%
COP	587,000,000	Colombian Government International Bonds 7.75%, 04/14/21	198,453
		Colombian TES
	35,898,000,000	7.50%, 08/26/26	11,613,406
	31,290,000,000	7.75%, 09/18/30	10,221,965
	8,000,000,000	Republic of Colombia 9.85%, 06/28/27	3,129,982
		Titulos de Tesoreria
	22,446,700,000	5.00%, 11/21/18	7,006,259
	32,976,700,000	6.00%, 04/28/28	9,366,435
	25,857,200,000	7.00%, 09/11/19	8,408,843
	37,377,200,000	7.00%, 05/04/22	12,035,755
	49,720,800,000	10.00%, 07/24/24	18,689,893
	33,121,700,000	11.00%, 07/24/20	12,197,007
			92,867,998
Hungary: 4.8%
		Hungarian Government Bonds
HUF	1,222,260,000	2.50%, 06/22/18	4,500,296
	292,100,000	2.50%, 10/27/21	1,072,181
	1,387,600,000	3.00%, 06/26/24	5,093,453
	1,800,510,000	3.50%, 06/24/20	6,913,697
	2,451,220,000	4.00%, 04/25/18	9,245,666
	1,119,000,000	5.50%, 12/20/18	4,422,523
	1,996,610,000	5.50%, 06/24/25	8,724,883
	3,219,350,000	6.00%, 11/24/23	14,353,100
	2,973,070,000	6.50%, 06/24/19	12,247,250
	923,580,000	6.75%, 11/24/17	3,581,745
	1,833,530,000	7.00%, 06/24/22	8,349,770
	2,909,000,000	7.50%, 11/12/20	12,914,165
			91,418,729
Indonesia: 8.3%
		Indonesian Treasury Bonds
IDR	48,840,000,000	5.63%, 05/15/23	3,475,990
	65,316,000,000	6.12%, 05/15/28	4,529,046
	104,433,000,000	6.63%, 05/15/33	7,312,008
	39,762,000,000	7.00%, 05/15/22	3,068,830
	29,421,000,000	7.00%, 05/15/27	2,231,939
	188,243,000,000	8.25%, 07/15/21	15,337,152
	79,154,000,000	8.25%, 06/15/32	6,475,859
	87,200,000,000	8.25%, 05/15/36	7,336,776
	302,013,000,000	8.37%, 03/15/24	25,086,090
	224,022,000,000	8.38%, 09/15/26	18,958,536
	215,529,000,000	8.38%, 03/15/34	18,050,564
	75,800,000,000	8.75%, 05/15/31	6,606,084
	226,692,000,000	9.00%, 03/15/29	19,876,762
	88,011,000,000	9.50%, 07/15/31	7,999,107
	52,342,000,000	10.50%, 08/15/30	5,062,159
	48,289,000,000	11.00%, 09/15/25	4,635,357
			156,042,259
Malaysia: 7.7%
		Malaysian Government Bonds
MYR	28,339,000	3.26%, 03/01/18	7,062,757
	25,150,000	3.31%, 10/31/17	6,237,181
	25,305,000	3.42%, 08/15/22	6,237,109
	49,241,000	3.48%, 03/15/23	12,109,137
	11,080,000	3.49%, 03/31/20	2,759,294
	33,643,000	3.58%, 09/28/18	8,436,826
	11,880,000	3.65%, 10/31/19	2,970,184
	19,515,000	3.66%, 10/15/20	4,918,657
	4,322,000	3.73%, 06/15/28	1,048,135
	900,000	3.84%, 04/15/33	212,299
	36,867,000	3.89%, 07/31/20	9,309,133
	6,200,000	3.89%, 03/15/27	1,535,666
	38,323,000	3.96%, 09/15/25	9,631,355
	28,042,000	4.01%, 09/15/17	7,006,305
	26,134,000	4.05%, 09/30/21	6,654,530
	32,852,000	4.16%, 07/15/21	8,405,447
	27,881,000	4.18%, 07/15/24	7,159,954
	1,600,000	4.23%, 06/30/31	406,477
	33,788,000	4.24%, 02/07/18	8,492,629
	4,080,000	4.25%, 05/31/35	1,011,235
	48,242,000	4.38%, 11/29/19	12,330,278
	29,085,000	4.39%, 04/15/26	7,603,450
	37,386,000	4.50%, 04/15/30	9,689,775
	18,863,000	5.73%, 07/30/19	4,978,224
			146,206,037
Mexico: 8.6%
		Mexican Government International Bonds
MXN	216,321,500	4.75%, 06/14/18	11,457,180
	499,000	5.00%, 06/15/17	26,678
	82,238,000	5.00%, 12/11/19	4,329,476
	230,214,000	6.50%, 06/10/21	12,747,639
	146,880,000	6.50%, 06/09/22	8,150,338
	167,432,300	7.50%, 06/03/27	9,975,442
	151,150,000	7.75%, 12/14/17	8,388,868
	225,523,000	7.75%, 05/29/31	13,778,162
	121,221,000	7.75%, 11/23/34	7,459,982
	254,943,800	7.75%, 11/13/42	15,949,351
	129,505,900	8.00%, 06/11/20	7,508,304
	103,700,000	8.00%, 12/07/23	6,267,478
	270,759,700	8.50%, 12/13/18	15,465,430
	95,842,000	8.50%, 05/31/29	6,185,408
	113,863,900	8.50%, 11/18/38	7,581,813
	374,487,200	10.00%, 12/05/24	25,481,279
	26,901,000	10.00%, 11/20/36	2,030,854
			162,783,682
Peru: 2.9%
		Peruvian Government Bonds
PEN	22,965,000	5.20%, 09/12/23	6,811,622
	30,763,000	5.70%, 08/12/24	9,289,628
	20,108,000	6.90%, 08/12/37	6,484,710
	38,051,000	6.95%, 08/12/31	12,406,963
	26,358,000	7.84%, 08/12/20	8,626,799
	29,590,000	8.20%, 08/12/26	10,481,671
	30,000	8.60%, 08/12/17	9,315
			54,110,708
Philippines: 3.0%
		Philippine Government International Bonds
PHP	561,000,000	3.90%, 11/26/22	12,306,609
	867,500,000	4.95%, 01/15/21	19,839,970
	987,500,000	6.25%, 01/14/36	24,596,464
			56,743,043
Poland: 9.3%
		Polish Government Bonds
PLN	71,926,000	1.50%, 04/25/20	18,147,493
	14,800,000	1.75%, 07/25/21	3,713,854
	60,600,000	2.00%, 04/25/21	15,443,323
	65,177,000	2.50%, 07/25/18	17,026,341
	54,025,000	2.50%, 07/25/26	13,448,327
	51,049,000	3.25%, 07/25/19	13,651,276
	67,912,000	3.25%, 07/25/25	18,057,844
	34,314,000	3.75%, 04/25/18	9,139,241
	43,073,000	4.00%, 10/25/23	12,084,216
	50,179,000	5.25%, 10/25/17	13,462,684
	47,085,000	5.25%, 10/25/20	13,635,913
	27,941,000	5.50%, 10/25/19	7,991,370
	37,845,000	5.75%, 10/25/21	11,355,443
	26,566,000	5.75%, 09/23/22	8,117,192
			175,274,517
Romania: 3.1%
		Romanian Government Bonds
RON	17,325,000	2.50%, 04/29/19	4,466,423
	25,290,000	3.25%, 01/17/18	6,581,759
	28,530,000	4.75%, 06/24/19 †	7,791,312
	27,805,000	4.75%, 02/24/25	7,805,782
	22,870,000	5.60%, 11/28/18	6,327,542
	31,800,000	5.75%, 04/29/20	9,071,763
	25,050,000	5.85%, 04/26/23	7,486,050
	29,120,000	5.95%, 06/11/21	8,348,288
			57,878,919
Russia: 4.6%
		Russian Federal Bonds
RUB	259,796,000	6.20%, 01/31/18	3,772,719
	403,140,000	6.40%, 05/27/20	5,685,657
	501,768,000	6.70%, 05/15/19	7,219,896
	481,590,000	6.80%, 12/11/19	6,888,820
	450,509,000	7.00%, 01/25/23	6,369,374
	628,553,000	7.00%, 08/16/23	8,860,481
	758,872,000	7.05%, 01/19/28	10,467,141
	587,301,000	7.50%, 03/15/18	8,703,503
	249,699,000	7.50%, 02/27/19	3,660,414
	34,062,000	7.50%, 08/18/21	495,312
	422,250,000	7.60%, 04/14/21	6,163,735
	498,055,000	7.60%, 07/20/22	7,241,701
	5,000,000	7.85%, 03/10/18 Reg S	74,237
	703,861,000	8.15%, 02/03/27	10,554,659
			86,157,649
South Africa: 5.3%
		South African Government Bonds
ZAR	213,362,000	6.25%, 03/31/36	11,255,473
	134,502,000	6.50%, 02/28/41	7,045,002
	346,305,000	7.00%, 02/28/31	20,893,960
	9,890,000	7.25%, 01/15/20	699,177
	7,378,000	7.75%, 02/28/23	516,867
	47,940,000	8.00%, 01/31/30	3,186,386
	40,371,000	8.25%, 03/31/32	2,694,129
	163,310,000	8.50%, 01/31/37	10,924,123
	154,000,000	8.75%, 01/31/44	10,359,524
	271,800,000	8.75%, 02/28/48	18,235,265
	179,822,000	10.50%, 12/21/26	14,612,240
	267	13.50%, 09/15/16	19
			100,422,165
Supranational: 7.1%
TRY	2,225,000	African Development Bank 4.55%, 12/21/17	692,743
		European Bank for Reconstruction & Development
IDR	147,100,000,000	7.38%, 04/15/19	11,311,152
TRY	6,805,000	8.00%, 10/11/18	2,215,565
IDR	3,500,000,000	9.25%, 12/02/20	289,971
		European Investment Bank
MXN	55,900,000	4.00%, 02/25/20 Reg S	2,886,480
PLN	23,850,000	4.25%, 10/25/22	6,939,242
IDR	32,200,000,000	5.20%, 03/01/22 Reg S	2,284,053
TRY	970,000	5.25%, 09/03/18 Reg S	300,258
IDR	20,100,000,000	6.95%, 02/06/20 Reg S	1,538,977
	29,900,000,000	7.20%, 07/09/19 Reg S	2,248,007
ZAR	51,640,000	7.50%, 01/30/19	3,681,366
	94,500,000	7.50%, 09/10/20 Reg S	6,681,395
	165,470,000	8.13%, 12/21/26	11,665,856
TRY	36,991,000	8.50%, 07/25/19	12,112,522
	18,600,000	8.75%, 09/18/21 Reg S	6,092,731
ZAR	22,890,000	9.00%, 12/21/18 Reg S	1,683,025
BRL	24,600,000	9.24%, 08/27/21 ^	5,025,937
	12,370,000	9.51%, 10/22/19 ^	2,836,061
		Inter-American Development Bank
IDR	30,500,000,000	7.00%, 02/04/19	2,290,766
	32,900,000,000	7.25%, 07/17/17	2,511,889
	24,680,000,000	7.88%, 03/14/23	1,900,734
BRL	26,450,000	10.25%, 05/18/18	8,141,861
		International Bank for Reconstruction & Development
PLN	14,000,000	1.13%, 08/07/17 Reg S	3,600,354
MXN	131,600,000	4.00%, 08/16/18	6,907,740
	105,588,000	7.50%, 03/05/20	6,063,628
TRY	22,150,000	9.63%, 07/13/18	7,481,732
RUB	170,000,000	10.30%, 03/05/19	2,725,495
		International Finance Corp.
BRL	4,350,000	10.00%, 06/12/17	1,331,888
	32,410,000	10.50%, 04/17/18	10,083,757
			133,525,185
Thailand: 6.6%
		Thailand Government Bonds
THB	316,608,000	2.55%, 06/26/20	9,418,529
	118,178,000	2.80%, 10/10/17	3,444,229
	127,090,000	3.45%, 03/08/19	3,826,186
	157,168,000	3.58%, 12/17/27	5,130,937
	469,501,000	3.63%, 06/16/23	14,981,274
	695,025,000	3.65%, 12/17/21	21,965,723
	424,905,000	3.85%, 12/12/25	14,066,271
	786,620,000	3.88%, 06/13/19	24,072,672
	824,000	4.75%, 12/20/24	28,637
	512,467,000	4.88%, 06/22/29	18,969,563
	286,538,000	5.13%, 03/13/18	8,703,178
			124,607,199
Turkey: 5.1%
		Turkish Government Bonds
TRY	6,035,000	6.30%, 02/14/18	1,950,681
	32,840,000	7.10%, 03/08/23	9,708,730
	15,725,000	7.40%, 02/05/20	4,980,210
	40,524,000	8.00%, 03/12/25	12,353,101
	2,050,000	8.30%, 06/20/18	680,100
	33,130,000	8.50%, 09/14/22	10,592,204
	7,150,000	8.80%, 11/14/18	2,380,424
	30,840,000	8.80%, 09/27/23	9,942,565
	45,280,000	9.00%, 07/24/24	14,734,342
	19,382,000	9.40%, 07/08/20	6,507,877
	11,748,000	9.50%, 01/12/22	3,930,864
	11,350,000	10.40%, 03/20/24	3,981,790
	29,860,000	10.50%, 01/15/20	10,410,531
	12,160,000	10.70%, 02/17/21	4,260,516
			96,413,935
Total Government Obligations (Cost: $1,824,331,840)			1,740,070,884

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $1,548,645)
	1,548,645	Dreyfus Government Cash Management Fund	1,548,645
Total Investments Before Collateral for Securities Loaned: 95.1% (Cost: $1,905,674,832)			1,795,392,798

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
Repurchase Agreements: 0.1%
USD	1,000,000	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $1,000,033; (collateralized by cash in the amount of $1,805 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $1,017,043 including accrued interest)	1,000,000
	844,365	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $844,390; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $858,520 including accrued interest)	844,365
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,844,365)			1,844,365
Total Investments: 95.2% (Cost: $1,907,519,197)			1,797,237,163
Other assets less liabilities: 4.8%			90,452,886
NET ASSETS: 100.0%			$1,887,690,049

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,775,097.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.4%	$6,672,007
Energy	0.4	7,074,565
Financial	1.0	17,988,966
Government	96.9	1,740,070,884
Industrial	0.5	8,733,564
Utilities	0.7	13,304,167
Money Market Fund	0.1	1,548,645
	100.0%	$1,795,392,798

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$53,773,269	$—	$53,773,269
Government Obligations*	—	1,740,070,884	—	1,740,070,884
Money Market Fund	1,548,645	—	—	1,548,645
Repurchase Agreements	—	1,844,365	—	1,844,365
Total	$1,548,645	$1,795,688,518	$—	$1,797,237,163

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 99.8%
United States: 99.8%
511,084	American Capital Agency Corp.	$10,012,136
126,343	American Capital Mortgage Investment Corp.	2,066,971
1,572,457	Annaly Capital Management, Inc.	17,265,578
344,164	Anworth Mortgage Asset Corp.	1,693,287
200,416	Apollo Commercial Real Estate Finance, Inc.	3,256,760
130,923	ARMOUR Residential REIT, Inc. †	2,786,041
187,926	Blackstone Mortgage Trust, Inc.	5,451,733
309,745	Capstead Mortgage Corp.	3,081,963
346,102	Chimera Investment Corp.	5,807,592
264,658	Colony Financial, Inc.	4,705,619
547,208	CYS Investments, Inc.	4,897,512
125,743	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,827,960
279,632	Invesco Mortgage Capital, Inc.	4,026,701
182,582	iStar Financial, Inc. * †	1,891,549
139,579	Ladder Capital Corp.	1,822,902
664,004	MFA Financial, Inc.	4,993,310
388,054	New Residential Investment Corp.	5,304,698
427,563	New York Mortgage Trust, Inc. †	2,796,262
250,553	PennyMac Mortgage Investment Trust	4,066,475
140,578	Redwood Trust, Inc.	2,006,048
96,739	Resource Capital Corp. †	1,316,618
341,061	Starwood Property Trust, Inc.	7,435,130
628,322	Two Harbors Investment Corp.	5,497,817
163,819	Western Asset Mortgage Capital Corp.	1,611,979
Total Real Estate Investment Trusts (Cost: $114,139,738)		106,622,641
MONEY MARKET FUND: 0.8% (Cost: $922,551)
922,551	Dreyfus Government Cash Management Fund	922,551
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $115,062,289)		107,545,192

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.4%
Repurchase Agreements: 5.4%
$1,363,149	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $1,363,189; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $1,386,534 including accrued interest)	1,363,149
1,363,149	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $1,363,194; (collateralized by cash in the amount of $2,460 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $1,386,381 including accrued interest)	1,363,149
1,363,149	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $1,363,186; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $1,387,056 including accrued interest)	1,363,149
286,926	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $286,934; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $291,824 including accrued interest)	286,926
1,363,149	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $1,363,190; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $1,386,000 including accrued interest)	1,363,149
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $5,739,522)		5,739,522
Total Investments: 106.0% (Cost: $120,801,811)		113,284,714
Liabilities in excess of other assets: (6.0)%		(6,444,036)
NET ASSETS: 100.0%		$106,840,678

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,602,477.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financials	99.1%	$106,622,641
Money Market Fund	0.9	922,551
	100.0%	$107,545,192

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$106,622,641	$—	$—	$106,622,641
Money Market Fund	922,551	—	—	922,551
Repurchase Agreements	—	5,739,522	—	5,739,522
Total	$107,545,192	$5,739,522	$—	$113,284,714

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.0%
Basic Materials: 1.6%
$187,312	Alcoa, Inc. 5.38%, 10/01/17 †	$6,780,694
Communications: 21.1%
86,164	Comcast Corp. 5.00%, 12/15/17 (c) †	2,325,566
144,230	Frontier Communications Corp. 11.13%, 06/29/18	14,261,462
	General Electric Co.
219,418	4.70%, 05/16/18 (c)	5,834,325
247,252	4.88%, 10/15/17 (c)	6,512,618
189,560	4.88%, 01/29/18 (c)	5,017,653
	Qwest Corp.
232,267	6.13%, 06/01/18 (c) †	5,976,230
122,877	6.63%, 09/15/20 (c)	3,210,776
149,850	6.88%, 10/01/19 (c)	4,003,992
157,342	7.00%, 04/01/17 (c) †	4,111,346
119,880	7.00%, 07/01/17 (c)	3,168,428
198,176	7.38%, 08/29/16 (c)	5,124,831
172,327	7.50%, 09/15/16 (c) †	4,416,741
89,910	Telephone & Data Systems, Inc. 7.00%, 08/29/16 (c)	2,294,503
149,850	T-Mobile US, Inc. 5.50%, 12/15/17	11,698,789
	United States Cellular Corp.
102,497	6.95%, 08/29/16 (c)	2,666,972
82,417	7.25%, 12/08/19 (c) †	2,253,281
89,910	7.25%, 12/01/20 (c)	2,386,211
149,850	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,168,827
		89,432,551
Consumer, Non-cyclical: 8.7%
187,312	Anthem, Inc. 5.25%, 05/01/18	8,329,765
	CHS, Inc.
147,602	6.75%, 09/30/24 (c)	4,317,359
125,874	7.10%, 03/31/24 (c) †	3,816,500
155,094	7.50%, 01/21/25 (c)	4,707,103
135,399	7.88%, 09/26/23 (c)	4,120,192
91,948	8.00%, 07/18/23 (c)	3,038,881
103,478	Tyson Foods, Inc. 4.75%, 07/15/17	8,331,014
		36,660,814
Energy: 8.2%
239,760	Kinder Morgan, Inc. 9.75%, 10/26/18	11,700,288
	NextEra Energy, Inc.
74,925	5.80%, 09/01/16	4,913,582
104,895	6.37%, 09/01/18 †	6,547,546
120,629	NuStar Logistics LP 7.63%, 01/15/18 (c)	3,070,008
258,491	Southwestern Energy Co. 6.25%, 01/15/18	8,620,675
		34,852,099
Government: 0.5%
81,940	Tennessee Valley Authority 3.55%, 06/01/17 (p)	2,150,925
Industrial: 3.4%
86,164	Hess Corp. 8.00%, 02/01/19	5,679,931
103,396	Seaspan Corp. 6.38%, 04/30/19	2,606,613
224,775	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	5,929,564
		14,216,108
Real Estate Investment Trusts: 30.4%
77,547	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,063,526
103,022	American Tower Corp. 5.50%, 02/15/18	11,399,384
	Annaly Capital Management, Inc.
137,862	7.50%, 09/13/17 (c)	3,602,334
89,910	7.63%, 05/16/17 (c)	2,332,265
86,164	7.63%, 08/27/17 (c)	2,234,233
135,989	CBL & Associates Properties, Inc. 7.38%, 08/29/16 (c)	3,388,846
	Colony Capital, Inc.
86,164	7.13%, 04/13/20 (c)	2,128,251
75,524	8.50%, 03/20/17 (c) †	1,969,666
	Digital Realty Trust, Inc.
74,925	5.88%, 04/09/18 (c) †	1,960,787
74,925	6.35%, 08/24/20 (c)	2,070,927
86,164	7.00%, 09/15/16 (c) †	2,194,597
109,390	7.38%, 03/26/19 (c)	3,128,554
96,354	FelCor Lodging Trust, Inc. 1.95%, 12/31/49	2,418,485
74,925	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,985,513
92,907	Government Properties Income Trust 5.88%, 05/26/21 (c)	2,373,774
86,913	Hospitality Properties Trust 7.13%, 01/15/17 (c)	2,291,027
119,880	Kimco Realty Corp. 6.00%, 03/20/17 (c)	3,118,079
	National Retail Properties, Inc.
86,164	5.70%, 05/30/18 (c)	2,285,069
86,164	6.63%, 02/23/17 (c)	2,240,264
	NorthStar Realty Finance Corp.
104,887	8.25%, 08/29/16 (c)	2,644,201
74,925	8.75%, 05/15/19 (c)	1,904,594
104,895	PS Business Parks, Inc. 6.00%, 05/14/17 (c)	2,735,662
	Public Storage
97,402	4.95%, 07/20/21 (c)	2,444,790
149,850	5.20%, 01/16/18 (c)	3,909,587
148,351	5.38%, 09/20/17 (c)	3,898,664
89,910	5.40%, 01/20/21 (c)	2,408,689
86,164	5.63%, 06/15/17 (c)	2,264,390
138,611	5.75%, 03/13/17 (c)	3,638,539
137,862	5.90%, 01/12/17 (c)	3,543,053
86,164	6.00%, 06/04/19 (c)	2,441,026
85,414	6.38%, 03/17/19 (c)	2,413,800
122,502	Realty Income Corp. 6.63%, 02/15/17 (c) †	3,226,703
74,925	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,942,056
	Senior Housing Properties Trust
104,895	5.63%, 08/01/17 (c)	2,691,606
74,925	6.25%, 02/18/21 (c)	1,978,020
77,547	Ventas Realty LP 5.45%, 03/07/18 (c)	2,113,156
320,934	VEREIT, Inc. 6.70%, 01/03/19 (c) †	8,671,637
	Vornado Realty Trust
89,910	5.40%, 01/25/18 (c) †	2,339,458
89,910	5.70%, 07/18/17 (c)	2,335,862
80,919	6.63%, 08/29/16 (c)	2,083,664
82,417	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,292,017
	Welltower, Inc.
86,164	6.50%, 03/07/17 (c)	2,287,654
107,704	6.50%, 12/31/49	7,566,206
		128,960,615
Reinsurance: 4.1%
82,417	Aspen Insurance Holdings Ltd. 5.95%, 07/01/23 (c)	2,385,148
119,880	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	3,162,434
88,065	PartnerRe Ltd. 7.25%, 04/29/21 (c)	2,685,102
	Reinsurance Group of America, Inc.
119,880	5.75%, 06/15/26 (c)	3,209,188
119,880	6.20%, 09/15/22 (c)	3,673,123
82,417	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,163,446
		17,278,441
Technology: 0.8%
127,372	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	3,469,613
Utilities: 21.2%
77,547	AES Trust III 6.75%, 08/29/16 (c) †	3,983,589
74,925	BGE Capital Trust II 6.20%, 08/29/16 (c)	1,978,769
	Dominion Resources, Inc.
239,760	5.25%, 07/30/21 (c)	6,135,458
149,850	6.38%, 07/01/17	7,813,179
	DTE Energy Co.
89,910	5.38%, 06/01/21 (c)	2,313,384
83,916	6.50%, 12/01/16 (c)	2,190,208
149,850	Duke Energy Corp. 5.13%, 01/15/18 (c)	3,971,025
224,775	eBay, Inc. 6.00%, 03/01/21 (c) †	6,019,474
172,327	Exelon Corp. 6.50%, 06/01/17	8,624,966
89,910	FPL Group Capital Trust I 5.88%, 08/29/16 (c) †	2,402,395
	NextEra Energy Capital Holdings, Inc.
134,865	5.00%, 01/15/18 (c)	3,448,498
149,850	5.13%, 11/15/17 (c)	3,894,602
170,829	5.25%, 06/01/21 (c)	4,344,181
104,895	5.63%, 06/15/17 (c)	2,726,221
119,880	5.70%, 03/01/17 (c)	3,158,838
134,865	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	3,610,336
142,357	SCE Trust I 5.63%, 06/15/17 (c)	3,745,413
119,880	SCE Trust II 5.10%, 03/15/18 (c)	3,155,242
82,417	SCE Trust III 5.75%, 03/15/24 (c)	2,494,763
97,402	SCE Trust IV 5.38%, 09/15/25 (c)	2,887,969
89,910	SCE Trust V 5.45%, 03/15/26 (c)	2,594,803
299,699	Southern Co. 6.25%, 10/15/20 (c)	8,391,572
		89,884,885
Total Preferred Securities (Cost: $408,085,240)		423,686,745

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.6%
Repurchase Agreements: 3.6%
$3,639,156	Repurchase agreement dated 7/29/16 with Citigroup Global Markets, Inc., 0.35%, due 8/1/16, proceeds $3,639,262; (collateralized by various U.S. government and agency obligations, 2.00% to 7.65%, due 6/1/18 to 8/1/46, valued at $3,701,587 including accrued interest)	3,639,156
3,639,156	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $3,639,277; (collateralized by cash in the amount of $6,567 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $3,701,179 including accrued interest)	3,639,156
3,639,156	Repurchase agreement dated 7/29/16 with HSBC Securities USA, Inc., 0.33%, due 8/1/16, proceeds $3,639,256; (collateralized by various U.S. government and agency obligations, 2.00% to 6.00%, due 4/1/25 to 8/1/48, valued at $3,702,979 including accrued interest)	3,639,156
765,996	Repurchase agreement dated 7/29/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, due 8/1/16, proceeds $766,018; (collateralized by various U.S. government and agency obligations, 2.00% to 7.00%, due 2/15/17 to 5/20/66, valued at $779,073 including accrued interest)	765,996
3,639,156	Repurchase agreement dated 7/29/16 with Nomura Securities Int., Inc., 0.36%, due 8/1/16, proceeds $3,639,265; (collateralized by various U.S. government and agency obligations, 0.00% to 8.50%, due 8/25/16 to 5/20/66, valued at $3,700,162 including accrued interest)	3,639,156
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $15,322,620)		15,322,620
Total Investments: 103.6% (Cost: $423,407,860)		439,009,365
Liabilities in excess of other assets: (3.6)%		(15,430,667)
NET ASSETS: 100.0%		$423,578,698

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $14,847,556.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.6%	$6,780,694
Communications	21.1	89,432,551
Consumer, Non-cyclical	8.7	36,660,814
Energy	8.2	34,852,099
Government	0.5	2,150,925
Industrial	3.4	14,216,108
Real Estate Investment Trusts	30.4	128,960,615
Reinsurance	4.1	17,278,441
Technology	0.8	3,469,613
Utilities	21.2	89,884,885
	100.0%	$423,686,745

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$423,686,745	$—	$—	$423,686,745
Repurchase Agreements	—	15,322,620	—	15,322,620
Total	$423,686,745	$15,322,620	$—	$439,009,365

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2016.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2016 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 97.9%
Basic Materials: 4.8%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c) †	$42,250
34,000	5.90%, 02/01/27	36,584
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,701
20,000	Blue Cube Spinco, Inc. 9.75%, 10/15/20 (c) 144A	22,950
	Freeport-McMoRan, Inc.
50,000	3.88%, 12/15/22 (c)	43,252
50,000	5.40%, 05/14/34 (c)	39,000
17,000	Hexion US Finance Corp. 6.63%, 08/29/16 (c)	14,450
		216,187
Communications: 24.9%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	18,148
40,000	Avaya, Inc. 10.50%, 03/01/17 (c) 144A	11,000
27,000	Cablevision Systems Corp. 8.63%, 09/15/17	28,721
	CCO Holdings LLC
40,000	5.50%, 05/01/21 (c) 144A	41,850
27,000	5.75%, 07/15/18 (c)	28,553
67,000	CenturyLink, Inc. 5.80%, 03/15/22	68,759
27,000	Cequel Communications Holdings I LLC 6.38%, 08/29/16 (c) 144A	27,945
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	28,080
100,000	DISH DBS Corp. 5.88%, 07/15/22	100,188
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,359
	Frontier Communications Corp.
34,000	8.25%, 04/15/17	35,658
34,000	8.50%, 04/15/20	36,711
40,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	43,150
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	32,700
27,000	iHeartCommunications, Inc. 9.00%, 08/29/16 (c)	21,828
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	56,902
50,000	Neptune Finco Corp. 10.88%, 10/15/20 (c) 144A	58,625
34,000	Netflix, Inc. 5.88%, 02/15/25 †	36,550
34,000	Nielsen Finance LLC 4.50%, 10/01/16 (c)	34,978
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	27,101
	Sprint Corp.
67,000	7.88%, 09/15/23	61,515
67,000	8.38%, 08/15/17	69,596
47,000	9.13%, 03/01/17	48,586
	T-Mobile USA, Inc.
50,000	6.25%, 04/01/17 (c)	52,500
67,000	6.63%, 04/01/18 (c)	72,162
9,000	Univision Communications, Inc. 8.50%, 08/29/16 (c) 144A	9,448
50,000	Windstream Services LLC 7.75%, 10/01/16 (c) †	47,750
		1,127,363
Consumer, Cyclical: 9.6%
30,000	Caesars Entertainment Resort Properties LLC 11.00%, 10/01/16 (c)	30,750
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c) 144A	36,890
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	42,505
20,000	Hanesbrands, Inc. 4.88%, 02/15/26 (c) 144A	20,550
40,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	41,850
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,688
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	31,118
50,000	MGM Resorts International 6.63%, 12/15/21	55,594
17,000	Rite Aid Corp. 6.75%, 08/29/16 (c)	17,909
50,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	52,250
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	32,598
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	41,950
		435,652
Consumer, Non-cyclical: 16.9%
47,000	ADT Corp. 3.50%, 07/15/22 †	44,356
20,000	Centene Corp. 5.63%, 02/15/18 (c)	21,175
40,000	CHS 6.88%, 02/01/18 (c)	34,600
40,000	Community Health Systems, Inc. 8.00%, 08/29/16 (c) †	38,650
34,000	Constellation Brands, Inc. 4.25%, 05/01/23	36,210
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	50,687
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	29,801
110,000	HCA, Inc. 6.50%, 02/15/20	121,412
14,000	JBS USA LLC 8.25%, 08/29/16 (c) 144A	14,595
40,000	Kinetic Concepts, Inc. 10.50%, 08/29/16 (c)	41,050
17,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	18,190
20,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/19 (c) 144A	21,400
74,000	Reynolds Group Issuer, Inc. 5.75%, 08/29/16 (c)	76,590
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c)	36,975
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	68,424
27,000	The Hertz Corp. 7.38%, 08/29/16 (c) †	28,080
54,000	United Rentals North America, Inc. 7.63%, 04/15/17 (c)	57,952
27,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	24,503
		764,650
Energy: 11.2%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	37,500
	California Resources Corp.
27,000	6.00%, 08/15/24 (c)	11,745
40,000	8.00%, 12/15/18 (c) 144A	25,808
24,000	Chesapeake Energy Corp. 8.00%, 12/15/18 (c) † 144A	20,910
25,000	Citgo Holding, Inc. 10.75%, 02/15/20 144A	24,734
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	33,745
20,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	18,350
30,000	Continental Resources, Inc. 4.50%, 01/15/23 (c)	27,300
34,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	21,760
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	21,650
40,000	EP Energy LLC 9.38%, 08/29/16 (c)	23,000
34,000	Halcon Resources Corp. 8.88%, 11/15/16 (c)	7,650
20,000	Newfield Exploration Co. 5.63%, 07/01/24	19,850
17,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	17,893
34,000	QEP Resources, Inc. 6.88%, 03/01/21	34,340
20,000	Range Resources Corp. 5.00%, 02/15/17 (c) †	18,450
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	13,860
51,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	52,912
20,000	Targa Resources Partners LP 5.25%, 11/01/17 (c)	19,650
40,000	Tesoro Logistics LP 6.13%, 10/15/16 (c)	41,754
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	14,918
		507,779
Financial: 17.2%
94,000	Ally Financial, Inc. 8.00%, 11/01/31	114,915
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	33,448
77,000	8.00%, 01/30/18 (c)	78,338
	CIT Group, Inc.
44,000	4.25%, 08/15/17	44,957
51,000	5.50%, 02/15/19 144A	54,187
90,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	92,362
34,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	11,220
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	40,662
34,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	34,085
40,000	International Lease Finance Corp. 6.25%, 05/15/19	43,950
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	40,550
	Navient Corp.
34,000	5.50%, 01/25/23 †	31,663
54,000	5.88%, 03/25/21	53,662
34,000	8.45%, 06/15/18	37,017
30,000	Springleaf Finance Corp. 8.25%, 12/15/20	31,125
40,000	Vereit Operating Partnership LP 3.00%, 01/06/19 (c)	40,300
		782,441
Industrial: 4.1%
27,000	Ball Corp. 5.00%, 03/15/22	29,025
30,000	Building Materials Corp. of America 5.38%, 11/15/19 (c) 144A	31,612
27,000	Case New Holland, Inc. 7.88%, 12/01/17	29,126
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	37,697
27,000	TransDigm, Inc. 5.50%, 08/29/16 (c)	27,810
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) † 144A	29,850
		185,120
Technology: 4.0%
17,000	BMC Software Finance, Inc. 8.13%, 08/29/16 (c) 144A	13,940
70,000	First Data Corp. 7.00%, 12/01/18 (c) 144A	72,275
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	30,685
34,000	NCR Corp. 6.38%, 12/15/18 (c)	35,360
25,000	Western Digital Corp. 10.50%, 04/01/19 (c) 144A	28,219
		180,479
Utilities: 5.2%
34,000	AES Corp. 7.38%, 06/01/21 (c)	38,760
	Calpine Corp.
34,000	5.75%, 10/15/19 (c)	34,085
17,000	6.00%, 11/01/16 (c) 144A	17,808
34,000	Dynegy, Inc. 6.75%, 05/01/17 (c)	34,808
17,000	FirstEnergy Corp. 7.38%, 11/15/31	21,998
	NRG Energy, Inc.
40,000	6.25%, 07/15/18 (c)	40,400
10,000	7.63%, 01/15/18	10,750
40,000	Talen Energy Supply LLC 4.63%, 08/29/16 (c) 144A	38,100
		236,709
Total Corporate Bonds (Cost: $4,524,091)		4,436,380

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $24,561)
24,561	Dreyfus Government Cash Management Fund	24,561
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $4,548,652)		4,460,941

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7% (Cost: $350,022)
Repurchase Agreement: 7.7%
$350,022	Repurchase agreement dated 7/29/16 with Daiwa Capital Markets America, Inc., 0.40%, due 8/1/16, proceeds $350,034; (collateralized by cash in the amount of $632 and various U.S. government and agency obligations, 0.00% to 8.13%, due 8/10/16 to 9/9/49, valued at $355,987 including accrued interest)	350,022
Total Investments: 106.2% (Cost: $4,898,674)		4,810,963
Liabilities in excess of other assets: (6.2)%		(280,010)
NET ASSETS: 100.0%		$4,530,953

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $338,509.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $918,539, or 20.3% of net assets.

At July 31, 2016, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	36	September 2016	$(69,469)

(s)	Cash in the amount of $103,959 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.8%	$216,187
Communications	25.3	1,127,363
Consumer, Cyclical	9.8	435,652
Consumer, Non-cyclical	17.1	764,650
Energy	11.4	507,779
Financial	17.5	782,441
Industrial	4.2	185,120
Technology	4.0	180,479
Utilities	5.3	236,709
Money Market Fund	0.6	24,561
	100.0%	$4,460,941

The summary of inputs used to value the Fund’s investments as of July 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,436,380	$—	$4,436,380
Money Market Fund	24,561	—	—	24,561
Repurchase Agreement	—	350,022	—	350,022
Total	$24,561	$4,786,402	$—	$4,810,963

Other Financial Instruments:
Futures Contracts	$(69,469)	$—	$—	$(69,469)

** See Schedule of Investments for security type and industry sector breakouts.

.There were no transfers between levels for the period ended July 31, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2016 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of July 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income ETF	$119,673,125	$2,275,687	$(6,914,085)	$(4,638,398)
ChinaAMC China Bond ETF	8,818,499	35,690	(259,444)	(223,754)
EM Investment Grade + BB Rated USD Sovereign Bond ETF	14,793,376	27,054	(130,002)	(102,948)
Emerging Markets Aggregate Bond ETF	16,106,553	528,603	(1,586,200)	(1,057,597)
Emerging Markets High Yield Bond ETF	320,555,542	9,993,921	(12,764,239)	(2,770,318)
Fallen Angel High Yield Bond ETF	284,202,584	15,884,493	(1,309,565)	14,574,928
International High Yield Bond ETF	141,605,645	4,142,653	(11,582,624)	(7,439,971)
Investment Grade Floating Rate ETF	78,703,648	126,436	(186,071)	(59,635)
J.P. Morgan EM Local Currency Bond ETF	1,929,853,354	38,175,094	(170,791,285)	(132,616,191)
Mortgage REIT Income ETF	123,943,442	1,990,712	(12,649,440)	(10,658,728)
Preferred Securities ex Financials ETF	422,884,250	21,217,438	(5,092,323)	16,125,115
Treasury-Hedged High Yield Bond ETF	4,898,674	111,239	(198,950)	(87,711)

Other–The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: September 26, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: September 26, 2016